United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-21904
(Investment Company Act File Number)

Federated Hermes MDT Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-07-31

Date of Reporting Period: Six months ended 2025-01-31

Item 1.	Reports to Stockholders

Federated Hermes MDT All Cap Core Fund

Class A Shares | QAACX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$57	1.04%

Key Fund Statistics

  Net Assets$1,513,127,332
  Number of Investments176
  Portfolio Turnover25%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.0%
Real Estate	1.3%
Energy	2.3%
Materials	2.7%
Consumer Staples	6.0%
Industrials	9.7%
Communication Services	10.0%
Consumer Discretionary	10.9%
Health Care	11.5%
Financials	15.2%
Information Technology	26.9%

Semi-Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R106

36361-A (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class C Shares | QCACX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$98	1.80%

Key Fund Statistics

  Net Assets$1,513,127,332
  Number of Investments176
  Portfolio Turnover25%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.0%
Real Estate	1.3%
Energy	2.3%
Materials	2.7%
Consumer Staples	6.0%
Industrials	9.7%
Communication Services	10.0%
Consumer Discretionary	10.9%
Health Care	11.5%
Financials	15.2%
Information Technology	26.9%

Semi-Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R205

36361-B (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Institutional Shares | QIACX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$40	0.74%

Key Fund Statistics

  Net Assets$1,513,127,332
  Number of Investments176
  Portfolio Turnover25%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.0%
Real Estate	1.3%
Energy	2.3%
Materials	2.7%
Consumer Staples	6.0%
Industrials	9.7%
Communication Services	10.0%
Consumer Discretionary	10.9%
Health Care	11.5%
Financials	15.2%
Information Technology	26.9%

Semi-Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R304

36361-C (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class R6 Shares | QKACX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$40	0.73%

Key Fund Statistics

  Net Assets$1,513,127,332
  Number of Investments176
  Portfolio Turnover25%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.0%
Real Estate	1.3%
Energy	2.3%
Materials	2.7%
Consumer Staples	6.0%
Industrials	9.7%
Communication Services	10.0%
Consumer Discretionary	10.9%
Health Care	11.5%
Financials	15.2%
Information Technology	26.9%

Semi-Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R718

36361-D (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class A Shares | QABGX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$68	1.30%

Key Fund Statistics

  Net Assets$250,176,155
  Number of Investments475
  Portfolio Turnover35%

Fund Holdings

Top Security Types (% of Net Assets)

Domestic Equity Securities
55.8%
Corporate Bonds
9.3%
Mortgage Core Fund
8.9%
International Equity Securities (Including International Exchange-Traded Funds)
8.1%
U.S. Treasury Securities
4.9%
Cash Equivalents
3.4%
Asset-Backed Securities
2.7%
Project and Trade Finance Core Fund
2.2%
Collaterized Mortgage Obligations
1.2%
Bank Loan Core Fund
1.0%

Value	Value
Bank Loan Core Fund	1.0%
Collaterized Mortgage Obligations	1.2%
Project and Trade Finance Core Fund	2.2%
Asset-Backed Securities	2.7%
Cash Equivalents	3.4%
U.S. Treasury Securities	4.9%
International Equity Securities (Including International Exchange-Traded Funds)	8.1%
Mortgage Core Fund	8.9%
Corporate Bonds	9.3%
Domestic Equity Securities	55.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.0%
Energy	2.2%
Materials	3.1%
Real Estate	4.4%
Consumer Staples	5.9%
Industrials	9.7%
Communication Services	10.1%
Consumer Discretionary	10.5%
Health Care	11.5%
Financials	14.8%
Information Technology	26.8%

Semi-Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R841

36354-A (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class C Shares | QCBGX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$108	2.07%

Key Fund Statistics

  Net Assets$250,176,155
  Number of Investments475
  Portfolio Turnover35%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Bank Loan Core Fund	1.0%
Collaterized Mortgage Obligations	1.2%
Project and Trade Finance Core Fund	2.2%
Asset-Backed Securities	2.7%
Cash Equivalents	3.4%
U.S. Treasury Securities	4.9%
International Equity Securities (Including International Exchange-Traded Funds)	8.1%
Mortgage Core Fund	8.9%
Corporate Bonds	9.3%
Domestic Equity Securities	55.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.0%
Energy	2.2%
Materials	3.1%
Real Estate	4.4%
Consumer Staples	5.9%
Industrials	9.7%
Communication Services	10.1%
Consumer Discretionary	10.5%
Health Care	11.5%
Financials	14.8%
Information Technology	26.8%

Semi-Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R833

36354-B (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Institutional Shares | QIBGX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	1.06%

Key Fund Statistics

  Net Assets$250,176,155
  Number of Investments475
  Portfolio Turnover35%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Bank Loan Core Fund	1.0%
Collaterized Mortgage Obligations	1.2%
Project and Trade Finance Core Fund	2.2%
Asset-Backed Securities	2.7%
Cash Equivalents	3.4%
U.S. Treasury Securities	4.9%
International Equity Securities (Including International Exchange-Traded Funds)	8.1%
Mortgage Core Fund	8.9%
Corporate Bonds	9.3%
Domestic Equity Securities	55.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.0%
Energy	2.2%
Materials	3.1%
Real Estate	4.4%
Consumer Staples	5.9%
Industrials	9.7%
Communication Services	10.1%
Consumer Discretionary	10.5%
Health Care	11.5%
Financials	14.8%
Information Technology	26.8%

Semi-Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R825

36354-C (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class R6 Shares | QKBGX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$53	1.01%

Key Fund Statistics

  Net Assets$250,176,155
  Number of Investments475
  Portfolio Turnover35%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Bank Loan Core Fund	1.0%
Collaterized Mortgage Obligations	1.2%
Project and Trade Finance Core Fund	2.2%
Asset-Backed Securities	2.7%
Cash Equivalents	3.4%
U.S. Treasury Securities	4.9%
International Equity Securities (Including International Exchange-Traded Funds)	8.1%
Mortgage Core Fund	8.9%
Corporate Bonds	9.3%
Domestic Equity Securities	55.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.0%
Energy	2.2%
Materials	3.1%
Real Estate	4.4%
Consumer Staples	5.9%
Industrials	9.7%
Communication Services	10.1%
Consumer Discretionary	10.5%
Health Care	11.5%
Financials	14.8%
Information Technology	26.8%

Semi-Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R692

36354-D (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Class A Shares | QALGX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$54	0.99%

Key Fund Statistics

  Net Assets$2,327,977,692
  Number of Investments101
  Portfolio Turnover21%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.1%
Materials	0.3%
Industrials	3.9%
Consumer Staples	4.2%
Financials	6.7%
Health Care	7.6%
Communication Services	14.8%
Consumer Discretionary	15.0%
Information Technology	45.0%

Semi-Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R700

36353-A (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Class C Shares | QCLGX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$95	1.74%

Key Fund Statistics

  Net Assets$2,327,977,692
  Number of Investments101
  Portfolio Turnover21%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.1%
Materials	0.3%
Industrials	3.9%
Consumer Staples	4.2%
Financials	6.7%
Health Care	7.6%
Communication Services	14.8%
Consumer Discretionary	15.0%
Information Technology	45.0%

Semi-Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R809

36353-B (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Institutional Shares | QILGX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.74%

Key Fund Statistics

  Net Assets$2,327,977,692
  Number of Investments101
  Portfolio Turnover21%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.1%
Materials	0.3%
Industrials	3.9%
Consumer Staples	4.2%
Financials	6.7%
Health Care	7.6%
Communication Services	14.8%
Consumer Discretionary	15.0%
Information Technology	45.0%

Semi-Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R882

36353-C (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Class R6 Shares | QRLGX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$39	0.71%

Key Fund Statistics

  Net Assets$2,327,977,692
  Number of Investments101
  Portfolio Turnover21%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.1%
Materials	0.3%
Industrials	3.9%
Consumer Staples	4.2%
Financials	6.7%
Health Care	7.6%
Communication Services	14.8%
Consumer Discretionary	15.0%
Information Technology	45.0%

Semi-Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31425E101

36353-D (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class A Shares | QASCX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$58	1.13%

Key Fund Statistics

  Net Assets$1,452,901,282
  Number of Investments299
  Portfolio Turnover31%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.3%
Communication Services	2.1%
Consumer Staples	3.9%
Energy	4.1%
Materials	4.6%
Real Estate	5.9%
Consumer Discretionary	9.4%
Information Technology	14.2%
Industrials	16.5%
Health Care	17.2%
Financials	19.2%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R817

36359-A (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class C Shares | QCSCX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$102	1.97%

Key Fund Statistics

  Net Assets$1,452,901,282
  Number of Investments299
  Portfolio Turnover31%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.3%
Communication Services	2.1%
Consumer Staples	3.9%
Energy	4.1%
Materials	4.6%
Real Estate	5.9%
Consumer Discretionary	9.4%
Information Technology	14.2%
Industrials	16.5%
Health Care	17.2%
Financials	19.2%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R791

36359-B (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Institutional Shares | QISCX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.88%

Key Fund Statistics

  Net Assets$1,452,901,282
  Number of Investments299
  Portfolio Turnover31%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.3%
Communication Services	2.1%
Consumer Staples	3.9%
Energy	4.1%
Materials	4.6%
Real Estate	5.9%
Consumer Discretionary	9.4%
Information Technology	14.2%
Industrials	16.5%
Health Care	17.2%
Financials	19.2%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R783

36359-C (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class R6 Shares | QLSCX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$45	0.87%

Key Fund Statistics

  Net Assets$1,452,901,282
  Number of Investments299
  Portfolio Turnover31%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.3%
Communication Services	2.1%
Consumer Staples	3.9%
Energy	4.1%
Materials	4.6%
Real Estate	5.9%
Consumer Discretionary	9.4%
Information Technology	14.2%
Industrials	16.5%
Health Care	17.2%
Financials	19.2%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R627

36359-D (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class A Shares | QASGX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$59	1.13%

Key Fund Statistics

  Net Assets$517,010,109
  Number of Investments252
  Portfolio Turnover35%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.2%
Real Estate	1.7%
Communication Services	2.1%
Energy	2.2%
Materials	3.1%
Consumer Staples	4.6%
Financials	9.1%
Consumer Discretionary	10.6%
Information Technology	20.5%
Industrials	20.9%
Health Care	23.1%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R775

36367-A (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class C Shares | QCSGX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$102	1.97%

Key Fund Statistics

  Net Assets$517,010,109
  Number of Investments252
  Portfolio Turnover35%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.2%
Real Estate	1.7%
Communication Services	2.1%
Energy	2.2%
Materials	3.1%
Consumer Staples	4.6%
Financials	9.1%
Consumer Discretionary	10.6%
Information Technology	20.5%
Industrials	20.9%
Health Care	23.1%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R767

36367-B (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Institutional Shares | QISGX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.88%

Key Fund Statistics

  Net Assets$517,010,109
  Number of Investments252
  Portfolio Turnover35%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.2%
Real Estate	1.7%
Communication Services	2.1%
Energy	2.2%
Materials	3.1%
Consumer Staples	4.6%
Financials	9.1%
Consumer Discretionary	10.6%
Information Technology	20.5%
Industrials	20.9%
Health Care	23.1%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R759

36367-C (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class R6 Shares | QLSGX

Semi-Annual Shareholder Report - January 31, 2025

A Portfolio of Federated Hermes MDT Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$45	0.87%

Key Fund Statistics

  Net Assets$517,010,109
  Number of Investments252
  Portfolio Turnover35%

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.2%
Real Estate	1.7%
Communication Services	2.1%
Energy	2.2%
Materials	3.1%
Consumer Staples	4.6%
Financials	9.1%
Consumer Discretionary	10.6%
Information Technology	20.5%
Industrials	20.9%
Health Care	23.1%

Semi-Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R619

36367-D (03/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
January 31, 2025

Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated Hermes MDT All Cap Core Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.5%
		Communication Services—10.0%
296,530		Alphabet, Inc., Class A	$ 60,498,051
341,396	[1]	Altice USA, Inc.	959,323
145,023	[1]	CarGurus, Inc.	5,684,902
65,486	[1]	Cars.com, Inc.	1,173,509
22,074		Electronic Arts, Inc.	2,713,115
60,571		Meta Platforms, Inc.	41,744,322
2,298	[1]	Netflix, Inc.	2,244,594
129,148	[1]	ROBLOX Corp.	9,178,548
45,927	[1]	Spotify Technology SA	25,193,256
115,050	[1]	ZoomInfo Technologies, Inc.	1,183,864
		TOTAL	150,573,484
		Consumer Discretionary—10.9%
45,329		Advance Auto Parts, Inc.	2,198,457
221,760	[1]	Amazon.com, Inc.	52,707,917
564	[1]	AutoZone, Inc.	1,889,518
79,768	[1]	Cava Group, Inc.	10,772,668
33,485	[1]	DoorDash, Inc.	6,322,973
8,683	[1]	Duolingo, Inc.	3,160,525
108,383		eBay, Inc.	7,313,685
41,982	[1]	Expedia Group, Inc.	7,176,823
294,843		Gap (The), Inc.	7,096,871
124,081		General Motors Co.	6,137,046
3,393		Marriott International, Inc., Class A	985,972
2,844		Murphy USA, Inc.	1,430,276
2,196	[1]	O’Reilly Automotive, Inc.	2,842,546
34,408		PVH Corp.	3,082,957
16,107		Royal Caribbean Cruises, Ltd.	4,294,126
148,828	[1]	SharkNinja, Inc.	16,640,459
32,335	[1]	Tesla, Inc.	13,082,741
4,190		Texas Roadhouse, Inc.	758,809
81,808		TJX Cos., Inc.	10,208,820
2,318	[1]	Ulta Beauty, Inc.	955,364
21,172		Wingstop, Inc.	6,307,139
		TOTAL	165,365,692
		Consumer Staples—6.0%
56,627		Albertsons Cos., Inc.	1,135,371
111,522	[1]	Bellring Brands, Inc.	8,626,227
113,094		Colgate-Palmolive Co.	9,805,250
22,299		Costco Wholesale Corp.	21,850,344
57,687		Kimberly-Clark Corp.	7,497,579
76,133		Kroger Co.	4,692,838
220,598	[1]	Maplebear, Inc.	10,650,472
27,961		PepsiCo, Inc.	4,213,443
102,661		Philip Morris International, Inc.	13,366,462
56,232	[1]	Sprouts Farmers Market, Inc.	8,903,775
		TOTAL	90,741,761
		Energy—2.3%
41,647		Cheniere Energy, Inc.	9,314,351
52,728		Devon Energy Corp.	1,798,025
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
77,972		EOG Resources, Inc.	$ 9,808,098
33,001		Marathon Petroleum Corp.	4,808,576
27,192		Targa Resources, Inc.	5,351,386
50,712		Weatherford International PLC	3,192,320
		TOTAL	34,272,756
		Financials—15.2%
42,649		Ameriprise Financial, Inc.	23,173,761
2,580		Aon PLC	956,716
33,256	[1]	Arch Capital Group Ltd.	3,095,136
199,490		Bank of New York Mellon Corp.	17,142,176
28,309	[1]	Berkshire Hathaway, Inc., Class B	13,267,579
9,573		Cboe Global Markets, Inc.	1,956,051
82,090		Corebridge Financial, Inc.	2,771,358
9,182	[1]	Fiserv, Inc.	1,983,679
20,827		Globe Life, Inc.	2,542,768
34,641		Hartford Financial Services Group, Inc.	3,864,203
46,999		Interactive Brokers Group, Inc., Class A	10,219,463
130,598		Intercontinental Exchange, Inc.	20,873,478
174,019		Jackson Financial, Inc.	16,399,551
63,371		Janus Henderson Group PLC	2,847,259
23,976		Mastercard, Inc.	13,316,990
9,516		Morgan Stanley	1,317,300
2,279		MSCI, Inc., Class A	1,360,039
127,747		Northern Trust Corp.	14,344,711
31,747		PROG Holdings, Inc.	1,357,184
23,952		Progressive Corp., OH	5,902,731
179,774		Prudential Financial, Inc.	21,709,508
19,517		Ryan Specialty Group Holdings, Inc.	1,299,442
266,512		State Street Corp.	27,082,949
58,396		The Travelers Cos., Inc.	14,317,531
51,304		Virtu Financial, Inc.	2,055,238
9,017		Visa, Inc., Class A	3,082,011
14,763		Wells Fargo & Co.	1,163,324
		TOTAL	229,402,136
		Health Care—11.5%
166,331		AbbVie, Inc.	30,588,271
4,988	[1]	Alnylam Pharmaceuticals, Inc.	1,353,294
79,987		Amgen, Inc.	22,829,890
10,980	[1]	Biogen, Inc.	1,580,351
25,928		Cardinal Health, Inc.	3,206,257
39,831		Cencora, Inc.	10,125,439
30,366	[1]	Centene Corp.	1,944,335
243,370	[1]	Elanco Animal Health, Inc.	2,927,741
5,850		Elevance Health, Inc.	2,314,845
2,466		Eli Lilly & Co.	2,000,123
20,958		GE HealthCare Technologies, Inc.	1,850,591
197,297		Gilead Sciences, Inc.	19,177,268
15,378		Humana, Inc.	4,509,291
46,611	[1]	Illumina, Inc.	6,187,144
72,937	[1]	Incyte Genomics, Inc.	5,409,008
211,375		Johnson & Johnson	32,160,706
89,653		Merck & Co., Inc.	8,859,510
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
25,687	[1]	Omnicell, Inc.	$ 1,155,658
4,432	[1]	Regeneron Pharmaceuticals, Inc.	2,982,647
2,376		Stryker Corp.	929,705
6,814		Teleflex, Inc.	1,228,155
3,299		The Cigna Group	970,599
2,274	[1]	United Therapeutics Corp.	798,561
11,220	[1]	Vertex Pharmaceuticals, Inc.	5,180,050
24,634		Zoetis, Inc.	4,209,951
		TOTAL	174,479,390
		Industrials—9.7%
27,120		3M Co.	4,127,664
72,240		Allison Transmission Holdings, Inc.	8,491,090
77,902		Atmus Filtration Technologies, Inc.	3,257,862
33,233		Booz Allen Hamilton Holding Corp.	4,287,057
3,799		Caterpillar, Inc.	1,411,101
20,251		GE Aerospace	4,122,496
78,099	[1]	GE Vernova, Inc.	29,121,555
8,850		Leidos Holdings, Inc.	1,256,966
5,425		Lennox International, Inc.	3,213,878
9,062		Lockheed Martin Corp.	4,195,253
14,625		Manpower, Inc.	880,718
47,855		Masco Corp.	3,793,944
38,726		Otis Worldwide Corp.	3,695,235
48,492		Paycom Software, Inc.	10,065,000
3,908		Rockwell Automation, Inc.	1,088,104
30,874		RTX Corp.	3,981,202
7,943		Ryder System, Inc.	1,266,194
19,159	[1]	SkyWest, Inc.	2,316,706
9,872	[1]	SPX Technologies, Inc.	1,466,189
16,652		Trane Technologies PLC	6,040,513
19,955		Union Pacific Corp.	4,944,649
288,272		Veralto Corp.	29,804,442
23,299		Verisk Analytics, Inc.	6,697,065
27,571		Vertiv Holdings Co.	3,226,358
20,471		Waste Management, Inc.	4,508,942
		TOTAL	147,260,183
		Information Technology—26.9%
19,164	[1]	Adobe, Inc.	8,383,292
43,242	[1]	Advanced Micro Devices, Inc.	5,013,910
273,490		Apple, Inc.	64,543,640
31,208		Applied Materials, Inc.	5,628,363
31,756	[1]	AppLovin Corp.	11,736,700
165,668	[1]	Arista Networks, Inc.	19,089,924
10,592	[1]	Axcelis Technologies, Inc.	720,256
21,864	[1]	Cirrus Logic, Inc.	2,196,020
9,243	[1]	Commvault Systems, Inc.	1,472,040
21,508	[1]	Datadog, Inc.	3,069,407
42,977		Dell Technologies, Inc.	4,452,417
81,019	[1]	DXC Technology Co.	1,759,733
253,078	[1]	Fortinet, Inc.	25,530,509
176,869	[1]	GoDaddy, Inc.	37,611,193
4,882		IBM Corp.	1,248,327
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
29,934		Micron Technology, Inc.	$ 2,731,178
138,066		Microsoft Corp.	57,305,674
2,174		Motorola Solutions, Inc.	1,020,149
64,495		NetApp, Inc.	7,874,839
230,513	[1]	Nutanix, Inc.	15,851,226
336,269		NVIDIA Corp.	40,375,819
117,286	[1]	ON Semiconductor Corp.	6,138,749
43,497		Oracle Corp.	7,397,100
93,359	[1]	Palantir Technologies, Inc.	7,701,184
11,086	[1]	Palo Alto Networks, Inc.	2,044,480
35,949		Pegasystems, Inc.	3,892,917
235,888		Qualcomm, Inc.	40,792,112
8,450	[1]	ServiceNow, Inc.	8,605,311
22,435		TD SYNNEX Corp.	3,197,212
29,554		Teradyne, Inc.	3,422,058
78,448	[1]	Zoom Video Communications, Inc.	6,820,269
		TOTAL	407,626,008
		Materials—2.7%
49,619		Alcoa Corp.	1,752,543
51,012	[1]	Axalta Coating Systems Ltd.	1,833,371
133,221		CRH PLC	13,192,876
81,275		FMC Corp.	4,533,519
28,382	[1]	Knife River Corp.	2,939,808
56,174		Mosaic Co./The	1,566,693
55,381		Newmont Corp.	2,365,876
52,248		PPG Industries, Inc.	6,028,374
5,348		Sherwin-Williams Co.	1,915,440
39,814		Southern Copper Corp.	3,647,759
10,304		Steel Dynamics, Inc.	1,320,973
		TOTAL	41,097,232
		Real Estate—1.3%
10,772		American Tower Corp.	1,992,281
235,920		Kilroy Realty Corp.	9,205,598
76,810		Macerich Co. (The)	1,596,112
11,682		Simon Property Group, Inc.	2,031,033
42,302		SL Green Realty Corp.	2,850,732
20,115		Ventas, Inc.	1,215,348
		TOTAL	18,891,104
		Utilities—1.0%
40,194		Duke Energy Corp.	4,501,326
62,588		Edison International	3,379,752
45,779		Vistra Corp.	7,692,245
		TOTAL	15,573,323
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,144,359,296)	1,475,283,069
		INVESTMENT COMPANY—3.0%
45,929,170		Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[2] (IDENTIFIED COST $45,929,170)	45,929,170
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $1,190,288,466)[3]	1,521,212,239
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(8,084,907)
		TOTAL NET ASSETS—100%	$1,513,127,332
Semi-Annual Financial Statements and Additional Information
4

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2024	$30,641,175
Purchases at Cost	$166,412,504
Proceeds from Sales	$(151,124,509)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2025	$45,929,170
Shares Held as of 1/31/2025	45,929,170
Dividend Income	$703,811

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$44.27	$35.46	$34.32	$42.75	$31.77	$29.90
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.13	0.19	0.08	0.08	0.13
Net realized and unrealized gain (loss)	6.80	9.12	4.26	(1.60)	11.90	2.69
Total From Investment Operations	6.86	9.25	4.45	(1.52)	11.98	2.82
Less Distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.12)	(0.04)	(0.12)	(0.11)
Distributions from net realized gain	(3.75)	(0.28)	(3.19)	(6.87)	(0.88)	(0.84)
Total Distributions	(3.84)	(0.44)	(3.31)	(6.91)	(1.00)	(0.95)
Net Asset Value, End of Period	$47.29	$44.27	$35.46	$34.32	$42.75	$31.77
Total Return[2]	15.63%	26.34%	14.35%	(4.95)%	38.40%	9.66%
Ratios to Average Net Assets:
Net expenses[3]	1.04%[4]	1.04%	1.04%	1.04%	1.04%	1.04%
Net investment income	0.26%[4]	0.35%	0.57%	0.22%	0.23%	0.44%
Expense waiver/reimbursement[5]	0.10%[4]	0.14%	0.16%	0.16%	0.17%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$238,439	$196,787	$138,388	$105,590	$109,747	$79,301
Portfolio turnover[6]	25%	71%	130%	133%	63%	160%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$39.32	$31.63	$31.06	$39.55	$29.57	$27.99
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.14)	(0.06)	(0.19)	(0.18)	(0.08)
Net realized and unrealized gain (loss)	6.02	8.11	3.82	(1.43)	11.04	2.50
Total From Investment Operations	5.92	7.97	3.76	(1.62)	10.86	2.42
Less Distributions:
Distributions from net realized gain	(3.75)	(0.28)	(3.19)	(6.87)	(0.88)	(0.84)
Net Asset Value, End of Period	$41.49	$39.32	$31.63	$31.06	$39.55	$29.57
Total Return[2]	15.19%	25.38%	13.50%	(5.67)%	37.37%	8.86%
Ratios to Average Net Assets:
Net expenses[3]	1.80%[4]	1.81%	1.81%	1.81%	1.79%	1.79%
Net investment income (loss)	(0.50)%[4]	(0.42)%	(0.20)%	(0.55)%	(0.52)%	(0.31)%
Expense waiver/reimbursement[5]	0.10%[4]	0.12%	0.14%	0.14%	0.16%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,462	$52,240	$35,028	$33,256	$38,028	$31,030
Portfolio turnover[6]	25%	71%	130%	133%	63%	160%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.23	$36.20	$34.96	$43.40	$32.22	$30.29
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.25	0.29	0.20	0.19	0.22
Net realized and unrealized gain (loss)	6.97	9.32	4.35	(1.63)	12.08	2.74
Total From Investment Operations	7.10	9.57	4.64	(1.43)	12.27	2.96
Less Distributions:
Distributions from net investment income	(0.22)	(0.26)	(0.21)	(0.14)	(0.21)	(0.19)
Distributions from net realized gain	(3.75)	(0.28)	(3.19)	(6.87)	(0.88)	(0.84)
Total Distributions	(3.97)	(0.54)	(3.40)	(7.01)	(1.09)	(1.03)
Net Asset Value, End of Period	$48.36	$45.23	$36.20	$34.96	$43.40	$32.22
Total Return[2]	15.83%	26.73%	14.69%	(4.67)%	38.83%	10.01%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	0.56%[4]	0.64%	0.86%	0.52%	0.52%	0.73%
Expense waiver/reimbursement[5]	0.15%[4]	0.18%	0.21%	0.20%	0.21%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,116,558	$750,516	$413,248	$291,517	$283,822	$243,490
Portfolio turnover[6]	25%	71%	130%	133%	63%	160%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$44.07	$35.29	$34.16	$42.56	$31.62	$29.75
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.25	0.28	0.20	0.20	0.21
Net realized and unrealized gain (loss)	6.78	9.07	4.26	(1.59)	11.84	2.69
Total From Investment Operations	6.91	9.32	4.54	(1.39)	12.04	2.90
Less Distributions:
Distributions from net investment income	(0.22)	(0.26)	(0.22)	(0.14)	(0.22)	(0.19)
Distributions from net realized gain	(3.75)	(0.28)	(3.19)	(6.87)	(0.88)	(0.84)
Total Distributions	(3.97)	(0.54)	(3.41)	(7.01)	(1.10)	(1.03)
Net Asset Value, End of Period	$47.01	$44.07	$35.29	$34.16	$42.56	$31.62
Total Return[2]	15.82%	26.72%	14.73%	(4.66)%	38.84%	10.00%
Ratios to Average Net Assets:
Net expenses[3]	0.73%[4]	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income	0.57%[4]	0.65%	0.84%	0.53%	0.54%	0.75%
Expense waiver/reimbursement[5]	0.10%[4]	0.12%	0.14%	0.13%	0.15%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,668	$66,730	$40,680	$16,717	$11,513	$8,571
Portfolio turnover[6]	25%	71%	130%	133%	63%	160%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
January 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $45,929,170 of investments in affiliated holdings* (identified cost $1,190,288,466, including $45,929,170 of identified cost in affiliated holdings)	$1,521,212,239
Income receivable	498,504
Income receivable from affiliated holdings	132,593
Receivable for investments sold	1,843,840
Receivable for shares sold	4,625,572
Total Assets	1,528,312,748
Liabilities:
Payable for investments purchased	14,130,979
Payable for shares redeemed	811,326
Payable for investment adviser fee (Note 5)	25,224
Payable for administrative fee (Note 5)	3,219
Payable for distribution services fee (Note 5)	43,098
Payable for other service fees (Notes 2 and 5)	105,264
Accrued expenses (Note 5)	66,306
Total Liabilities	15,185,416
Net assets for 31,697,496 shares outstanding	$1,513,127,332
Net Assets Consist of:
Paid-in capital	$1,150,014,439
Total distributable earnings (loss)	363,112,893
Total Net Assets	$1,513,127,332
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($238,439,029 ÷ 5,042,015 shares outstanding), no par value, unlimited shares authorized	$47.29
Offering price per share (100/94.50 of $47.29)	$50.04
Redemption proceeds per share	$47.29
Class C Shares:
Net asset value per share ($71,461,604 ÷ 1,722,361 shares outstanding), no par value, unlimited shares authorized	$41.49
Offering price per share	$41.49
Redemption proceeds per share (99.00/100 of $41.49)	$41.08
Institutional Shares:
Net asset value per share ($1,116,558,227 ÷ 23,089,570 shares outstanding), no par value, unlimited shares authorized	$48.36
Offering price per share	$48.36
Redemption proceeds per share	$48.36
Class R6 Shares:
Net asset value per share ($86,668,472 ÷ 1,843,550 shares outstanding), no par value, unlimited shares authorized	$47.01
Offering price per share	$47.01
Redemption proceeds per share	$47.01

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Operations
Six Months Ended January 31, 2025 (unaudited)

Investment Income:
Dividends (including $680,614 received from affiliated holdings*)	$8,156,130
Net income on securities loaned (includes $23,197 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,209
TOTAL INCOME	8,157,339
Expenses:
Investment adviser fee (Note 5)	4,377,371
Administrative fee (Note 5)	486,565
Custodian fees	27,901
Transfer agent fees (Note 2)	442,032
Directors’/Trustees’ fees (Note 5)	2,633
Auditing fees	16,396
Legal fees	5,511
Portfolio accounting fees	87,041
Distribution services fee (Note 5)	228,157
Other service fees (Notes 2 and 5)	349,301
Share registration costs	63,244
Printing and postage	34,881
Miscellaneous (Note 5)	15,969
TOTAL EXPENSES	6,137,002
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(606,119)
Reimbursement of other operating expenses (Notes 2 and 5)	(227,933)
TOTAL WAIVER AND REIMBURSEMENTS	(834,052)
Net expenses	5,302,950
Net investment income	2,854,389
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	67,640,701
Net change in unrealized appreciation of investments	108,783,878
Net realized and unrealized gain (loss) on investments	176,424,579
Change in net assets resulting from operations	$179,278,968

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,854,389	$3,894,845
Net realized gain (loss)	67,640,701	69,318,104
Net change in unrealized appreciation/depreciation	108,783,878	106,528,878
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	179,278,968	179,741,827
Distributions to Shareholders:
Class A Shares	(17,738,288)	(1,757,230)
Class C Shares	(5,528,744)	(324,651)
Institutional Shares	(77,210,457)	(6,021,769)
Class R6 Shares	(6,232,664)	(627,459)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(106,710,153)	(8,731,109)
Share Transactions:
Proceeds from sale of shares	444,332,084	417,422,632
Proceeds from shares issued in connection with the tax-free transfer of assets from Stockyard Bank Focused Equity Common Trust Fund	—	37,894,773
Net asset value of shares issued to shareholders in payment of distributions declared	93,575,303	7,937,062
Cost of shares redeemed	(163,621,840)	(195,336,244)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	374,285,547	267,918,223
Change in net assets	446,854,362	438,928,941
Net Assets:
Beginning of period	1,066,272,970	627,344,029
End of period	$1,513,127,332	$1,066,272,970
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Notes to Financial Statements
January 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
At close of business on May 17, 2024, the Fund acquired all of the net assets of StockYard Focused Equity Common Trust Fund (“Stockyard”), a common trust fund, in a tax-free reorganization in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Stockyard was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares of the Fund Issued	Stockyard Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Acquisition	Net Assets of the Fund Immediately After Acquisition
859,487	$37,894,773	$16,120,743	$889,668,785	$927,563,558

1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based
Semi-Annual Financial Statements and Additional Information
13

on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $834,052 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$87,030	$(6,694)
Class C Shares	23,753	—
Institutional Shares	325,969	(221,239)
Class R6 Shares	5,280	—
TOTAL	$442,032	$(227,933)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Financial Statements and Additional Information
14

For the six months ended January 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$273,249
Class C Shares	76,052
TOTAL	$349,301
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2025, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
15

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	587,211	$27,579,066	988,310	$38,884,100
Shares issued to shareholders in payment of distributions declared	339,760	15,842,998	43,132	1,577,867
Shares redeemed	(330,251)	(15,428,755)	(488,836)	(18,754,497)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	596,720	$27,993,309	542,606	$21,707,470
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	402,464	$16,627,655	519,175	$18,015,052
Shares issued to shareholders in payment of distributions declared	124,934	5,116,050	9,495	306,501
Shares redeemed	(133,676)	(5,496,028)	(307,534)	(10,546,056)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	393,722	$16,247,677	221,136	$7,775,497
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,618,591	$368,352,283	8,008,757	$328,392,812
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	859,487	37,894,773
Shares issued to shareholders in payment of distributions declared	1,416,558	67,513,142	148,413	5,556,056
Shares redeemed	(2,537,219)	(120,088,416)	(3,839,150)	(147,873,040)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,497,930	$315,777,009	5,177,507	$223,970,601
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	684,680	$31,773,080	794,679	$32,130,668
Shares issued to shareholders in payment of distributions declared	110,123	5,103,113	13,616	496,638
Shares redeemed	(465,273)	(22,608,641)	(447,023)	(18,162,651)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	329,530	$14,267,552	361,272	$14,464,655
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	7,817,902	$374,285,547	6,302,521	$267,918,223
4. FEDERAL TAX INFORMATION
At January 31, 2025, the cost of investments for federal tax purposes was $1,190,288,466. The net unrealized appreciation of investments for federal tax purposes was $330,923,773. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $348,661,582 and unrealized depreciation from investments for those securities having an excess of cost over value of $17,737,809.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2025, the Adviser voluntarily waived $595,566 of its fee and voluntarily reimbursed $227,933 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2025, the Adviser reimbursed $10,553.
Semi-Annual Financial Statements and Additional Information
16

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$228,157
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended January 31, 2025, FSC retained $69,693 of fees paid by the Fund. For the six months ended January 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2025, FSC retained $36,428 in sales charges from the sale of Class A Shares. FSC also retained $2,473 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2025, FSSC received $6,209 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.83%, 0.74% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information
17

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2025, were as follows:
Purchases	$560,633,457
Sales	$303,751,727
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2025, the Fund had no outstanding loans. During the six months ended January 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2025, there were no outstanding loans. During the six months ended January 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
18

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes MDT Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	95,072,849.896	2,112,373.429	0	N/A
John B. Fisher	95,169,769.404	2,015,453.921	0	N/A
John G. Carson	95,107,914.853	2,077,308.472	0	N/A
G. Thomas Hough	95,391,309.917	1,793,913.408	0	N/A
Karen L. Larrimer	95,518,982.203	1,666,241.122	0	N/A
Max F. Miller	95,370,464.466	1,814,758.859	0	N/A
Frank J. Nasta	95,089,526.445	2,095,696.880	0	N/A
Thomas M. O’Neill	95,074,994.090	2,110,229.235	0	N/A
Madelyn A. Reilly	95,492,912.714	1,692,310.611	0	N/A
John S. Walsh	95,030,228.866	2,154,994.459	0	N/A
Semi-Annual Financial Statements and Additional Information
19

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT All Cap Core Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
20

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information
21

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the three-year and five-year periods and underperformed its benchmark index for the one-year period.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Financial Statements and Additional Information
22

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Semi-Annual Financial Statements and Additional Information
23

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
24

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT All Cap Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
36361 (3/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2025

Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated Hermes MDT Balanced Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2025 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—57.6%
		Communication Services—5.8%
27,663		Alphabet, Inc., Class A	$ 5,643,805
83,798	[1]	Altice USA, Inc.	235,472
19,336	[1]	CarGurus, Inc.	757,971
21,112	[1]	Cars.com, Inc.	378,327
1,071		Electronic Arts, Inc.	131,637
751	[1]	Live Nation Entertainment, Inc.	108,655
4,838		Meta Platforms, Inc.	3,334,253
203	[1]	Netflix, Inc.	198,282
9,924	[1]	ROBLOX Corp.	705,299
1,889		Sirius XM Radio, Inc.	45,355
5,240	[1]	Spotify Technology SA	2,874,402
12,922	[1]	ZoomInfo Technologies, Inc.	132,967
		TOTAL	14,546,425
		Consumer Discretionary—6.0%
5,216		Advance Auto Parts, Inc.	252,976
17,804	[1]	Amazon.com, Inc.	4,231,655
171	[1]	AutoZone, Inc.	572,886
8,905	[1]	Cava Group, Inc.	1,202,620
2,755	[1]	DoorDash, Inc.	520,227
6,011		eBay, Inc.	405,622
6,478	[1]	Expedia Group, Inc.	1,107,414
22,641		Ford Motor Co.	228,221
43,967		Gap (The), Inc.	1,058,286
2,515		General Motors Co.	124,392
15,297	[1]	Goodyear Tire & Rubber Co.	135,684
644		Murphy USA, Inc.	323,874
446	[1]	O’Reilly Automotive, Inc.	577,311
3,827		PVH Corp.	342,899
899		Royal Caribbean Cruises, Ltd.	239,673
11,626	[1]	SharkNinja, Inc.	1,299,903
2,999	[1]	Tesla, Inc.	1,213,396
4,964		TJX Cos., Inc.	619,458
12,680	[1]	Under Armour, Inc., Class A	105,878
1,768		Wingstop, Inc.	526,687
		TOTAL	15,089,062
		Consumer Staples—3.4%
11,638		Albertsons Cos., Inc.	233,342
7,686	[1]	Bellring Brands, Inc.	594,512
271		Coca-Cola Bottling Co.	370,625
17,312		Colgate-Palmolive Co.	1,500,950
1,592		Costco Wholesale Corp.	1,559,969
20,502	[1]	Hain Celestial Group, Inc.	103,740
7,148		Kimberly-Clark Corp.	929,025
3,669		Kroger Co.	226,157
21,189	[1]	Maplebear, Inc.	1,023,005
2,901		PepsiCo, Inc.	437,152
6,863		Philip Morris International, Inc.	893,563
521		Procter & Gamble Co.	86,481
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
3,562	[1]	Sprouts Farmers Market, Inc.	$ 564,007
		TOTAL	8,522,528
		Energy—1.3%
4,608		Cheniere Energy, Inc.	1,030,579
3,595		Devon Energy Corp.	122,590
5,408		EOG Resources, Inc.	680,272
1,535		Marathon Petroleum Corp.	223,665
3,317		Targa Resources, Inc.	652,786
7,194		Weatherford International PLC	452,862
		TOTAL	3,162,754
		Financials—8.5%
4,958		Ameriprise Financial, Inc.	2,693,979
1,671	[1]	Arch Capital Group Ltd.	155,520
19,883		Bank of New York Mellon Corp.	1,708,546
1,334	[1]	Berkshire Hathaway, Inc., Class B	625,206
1,512		Cboe Global Markets, Inc.	308,947
14,679		Corebridge Financial, Inc.	495,563
1,950		Globe Life, Inc.	238,076
9,581	[1]	Green Dot Corp.	84,983
1,653		Hartford Financial Services Group, Inc.	184,392
3,442		Huntington Bancshares, Inc.	59,202
6,179		Interactive Brokers Group, Inc., Class A	1,343,562
9,448		Intercontinental Exchange, Inc.	1,510,074
24,198		Jackson Financial, Inc.	2,280,420
1,981		Janus Henderson Group PLC	89,006
1,176		Mastercard, Inc.	653,186
289		MSCI, Inc., Class A	172,467
10,570		Northern Trust Corp.	1,186,905
1,801		Progressive Corp., OH	443,838
19,999		Prudential Financial, Inc.	2,415,079
1,354		Ryan Specialty Group Holdings, Inc.	90,149
23,277		State Street Corp.	2,365,409
5,278		The Travelers Cos., Inc.	1,294,060
10,476		Virtu Financial, Inc.	419,669
424		Visa, Inc., Class A	144,923
31,056		Western Union Co.	320,498
		TOTAL	21,283,659
		Health Care—6.6%
16,704		AbbVie, Inc.	3,071,866
377	[1]	Align Technology, Inc.	82,605
549	[1]	Alnylam Pharmaceuticals, Inc.	148,949
5,667		Amgen, Inc.	1,617,475
7,913	[1]	AnaptysBio, Inc.	141,880
1,680	[1]	Biogen, Inc.	241,802
2,093		Cardinal Health, Inc.	258,820
3,840		Cencora, Inc.	976,166
2,428	[1]	Centene Corp.	155,465
15,524	[1]	Community Health Systems, Inc.	49,677
51,357	[1]	Elanco Animal Health, Inc.	617,825
674		Elevance Health, Inc.	266,702
208		Eli Lilly & Co.	168,705
2,527		GE HealthCare Technologies, Inc.	223,134
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
14,710		Gilead Sciences, Inc.	$ 1,429,812
1,728		Humana, Inc.	506,701
4,748	[1]	Illumina, Inc.	630,250
11,363	[1]	Incyte Genomics, Inc.	842,680
19,090		Johnson & Johnson	2,904,544
5,893		Merck & Co., Inc.	582,346
201	[1]	Molina Healthcare, Inc.	62,392
6,587	[1]	Myriad Genetics, Inc.	83,457
5,672	[1]	Omnicell, Inc.	255,183
577	[1]	Regeneron Pharmaceuticals, Inc.	388,310
724		Teleflex, Inc.	130,494
126		UnitedHealth Group, Inc.	68,354
708	[1]	Vertex Pharmaceuticals, Inc.	326,869
1,841		Zoetis, Inc.	314,627
		TOTAL	16,547,090
		Industrials—5.6%
1,571		Allegion PLC	208,519
8,207		Allison Transmission Holdings, Inc.	964,651
12,831		Atmus Filtration Technologies, Inc.	536,592
5,262		Booz Allen Hamilton Holding Corp.	678,798
2,734		C.H. Robinson Worldwide, Inc.	272,006
7,900	[1]	GE Vernova, Inc.	2,945,752
254		General Dynamics Corp.	65,273
2,095		Lennox International, Inc.	1,241,120
505		Lockheed Martin Corp.	233,790
1,342		Manpower, Inc.	80,815
4,660		Masco Corp.	369,445
1,971		Otis Worldwide Corp.	188,073
4,407		Paycom Software, Inc.	914,717
17,484		Pitney Bowes, Inc.	155,782
732		Ryder System, Inc.	116,688
6,476	[1]	SPX Technologies, Inc.	961,815
552		Trane Technologies PLC	200,238
26,203		Veralto Corp.	2,709,128
2,822		Verisk Analytics, Inc.	811,156
1,100		Waste Management, Inc.	242,286
		TOTAL	13,896,644
		Information Technology—15.4%
1,496	[1]	Adobe, Inc.	654,425
3,513	[1]	Advanced Micro Devices, Inc.	407,332
24,614		Apple, Inc.	5,808,904
846		Applied Materials, Inc.	152,576
3,302	[1]	AppLovin Corp.	1,220,386
17,520	[1]	Arista Networks, Inc.	2,018,830
4,701	[1]	Cirrus Logic, Inc.	472,169
2,931	[1]	Commvault Systems, Inc.	466,791
2,157	[1]	Datadog, Inc.	307,826
2,242		Dell Technologies, Inc.	232,271
14,042	[1]	DXC Technology Co.	304,992
1,834	[1]	Enphase Energy, Inc.	114,222
22,172	[1]	Fortinet, Inc.	2,236,711
17,098	[1]	GoDaddy, Inc.	3,635,890
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
14,151		Hewlett Packard Enterprise Co.	$ 299,860
1,054		IBM Corp.	269,508
1,063		Micron Technology, Inc.	96,988
13,385		Microsoft Corp.	5,555,578
3,773		NetApp, Inc.	460,683
27,671	[1]	Nutanix, Inc.	1,902,796
32,617		NVIDIA Corp.	3,916,323
5,636	[1]	ON Semiconductor Corp.	294,988
2,521		Oracle Corp.	428,721
10,757	[1]	Palantir Technologies, Inc.	887,345
3,991		Pegasystems, Inc.	432,186
22,510		Qualcomm, Inc.	3,892,654
686		Salesforce, Inc.	234,406
724	[1]	ServiceNow, Inc.	737,307
2,028		TD SYNNEX Corp.	289,010
2,417		Teradyne, Inc.	279,865
7,238		Vishay Intertechnology, Inc.	122,539
9,197		Xerox Holdings Corp.	78,543
4,932	[1]	Zoom Video Communications, Inc.	428,788
		TOTAL	38,641,413
		Materials—1.8%
5,618		Alcoa Corp.	198,428
3,051	[1]	Axalta Coating Systems Ltd.	109,653
14,980		CRH PLC	1,483,469
7,524		FMC Corp.	419,689
1,883		Freeport-McMoRan, Inc.	67,506
4,793	[1]	Knife River Corp.	496,459
2,950		Mosaic Co./The	82,276
9,728		Newmont Corp.	415,580
6,398		PPG Industries, Inc.	738,201
346		Sherwin-Williams Co.	123,923
970		Southern Copper Corp.	88,871
1,682		Steel Dynamics, Inc.	215,632
		TOTAL	4,439,687
		Real Estate—2.6%
13,500		Acadia Realty Trust	311,040
3,200		Agree Realty Corp.	232,224
6,200		American Homes 4 Rent	214,706
1,850		Avalonbay Communities, Inc.	409,793
9,000		Cousins Properties, Inc.	274,770
17,000		DiamondRock Hospitality Co.	149,260
3,300		Digital Realty Trust, Inc.	540,738
620		Equinix, Inc.	566,469
7,400		Essential Properties Realty Trust, Inc.	237,540
550		Essex Property Trust, Inc.	156,514
22,000		Kite Realty Group Trust	509,300
7,500		Macerich Co. (The)	155,850
16,500		Park Hotels & Resorts, Inc.	222,585
8,000		Pebblebrook Hotel Trust	105,040
1,300		Ryman Hospitality Properties, Inc.	136,292
2,200		Simon Property Group, Inc.	382,492
19,800		Urban Edge Properties	402,732
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
8,100		Ventas, Inc.	$ 489,402
9,000		Vornado Realty Trust, LP	389,340
3,800		Welltower, Inc.	518,624
		TOTAL	6,404,711
		Utilities—0.6%
1,988		Duke Energy Corp.	222,636
7,051		Edison International	380,754
5,677		Exelon Corp.	227,080
1,507		Southern Co.	126,513
2,153		Vistra Corp.	361,769
1,632		WEC Energy Group, Inc.	161,992
		TOTAL	1,480,744
		TOTAL COMMON STOCKS (IDENTIFIED COST $111,181,467)	144,014,717
		CORPORATE BONDS—9.4%
		Basic Industry - Chemicals—0.0%
$ 6,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	6,061
		Basic Industry - Metals & Mining—0.1%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	198,834
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	14,921
		TOTAL	213,755
		Capital Goods - Aerospace & Defense—0.4%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	128,485
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	109,683
250,000		L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	239,902
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	254,095
170,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	169,466
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	14,475
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.520% (CME Term SOFR 3 Month +1.996%), 2/15/2042	36,221
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	49,575
		TOTAL	1,001,902
		Capital Goods - Building Materials—0.1%
225,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	225,143
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	90,143
		TOTAL	315,286
		Capital Goods - Construction Machinery—0.2%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	202,627
255,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	252,523
		TOTAL	455,150
		Capital Goods - Diversified Manufacturing—0.0%
65,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	63,885
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	55,702
		TOTAL	119,587
		Communications - Cable & Satellite—0.2%
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	266,090
185,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	189,280
145,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	86,067
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	12,659
10,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	9,223
		TOTAL	563,319
		Communications - Media & Entertainment—0.1%
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	24,926
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 200,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	$ 194,415
	TOTAL	219,341
	Communications - Telecom Wireless—0.5%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.700%, 6/15/2026	147,945
350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	342,035
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	293,940
180,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	170,506
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	239,849
	TOTAL	1,194,275
	Communications - Telecom Wirelines—0.2%
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	8,111
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	211,798
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	7,344
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,636
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	137,704
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	82,658
	TOTAL	452,251
	Consumer Cyclical - Automotive—0.2%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	275,486
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	150,324
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	177,492
10,000	Mercedes-Benz Finance NA LLC, Co. Guarantee, 8.500%, 1/18/2031	11,728
	TOTAL	615,030
	Consumer Cyclical - Retailers—0.2%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	165,659
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	249,360
	TOTAL	415,019
	Consumer Cyclical - Services—0.0%
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	13,845
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	9,313
	TOTAL	23,158
	Consumer Non-Cyclical - Food/Beverage—0.4%
30,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	28,379
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	288,365
300,000	Danone S.A., Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	291,729
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	261,305
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	13,676
	TOTAL	883,454
	Consumer Non-Cyclical - Health Care—0.2%
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	112,872
300,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	298,347
	TOTAL	411,219
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	409,258
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	12,502
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	8,675
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	13,133
	TOTAL	443,568
	Consumer Non-Cyclical - Tobacco—0.3%
245,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	252,029
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	464,266
	TOTAL	716,295
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Independent—0.2%
$ 50,000	APA Corp., Sr. Unsecd. Note, 144A, 6.100%, 2/15/2035	$ 49,790
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	117,315
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	3,607
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	19,477
250,000	Occidental Petroleum Corp., 5.550%, 10/1/2034	243,331
125,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	133,857
	TOTAL	567,377
	Energy - Integrated—0.3%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	132,826
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	291,966
170,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	164,992
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	269,482
	TOTAL	859,266
	Energy - Midstream—0.6%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	109,966
115,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	114,880
20,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,258
115,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	110,718
10,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	9,856
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	168,081
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	21,723
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,456
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,362
445,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	447,291
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	261,140
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	63,882
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	5,164
10,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,870
200,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	200,819
	TOTAL	1,587,466
	Energy - Refining—0.0%
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	11,788
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,413
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	14,758
	TOTAL	36,959
	Financial Institution - Banking—2.1%
350,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	348,227
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	296,347
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	199,722
15,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	14,962
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	142,650
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	249,265
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	167,499
300,000	Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	270,846
370,000	Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	371,955
15,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	14,835
75,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	76,322
195,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	206,531
30,000	Comerica, Inc., 3.800%, 7/22/2026	29,486
215,000	FNB Corp. (PA), 5.722%, 12/11/2030	213,603
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	158,864
15,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	12,850
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 110,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	$ 109,778
150,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	157,045
100,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	97,541
100,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	86,242
180,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	177,881
105,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	107,440
15,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	14,970
240,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	245,158
165,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	167,847
10,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	9,036
160,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	161,827
300,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	305,978
300,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	306,745
250,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	207,494
10,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	9,920
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	200,013
10,000	Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	9,864
	TOTAL	5,148,743
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	79,373
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	68,267
	TOTAL	147,640
	Financial Institution - Finance Companies—0.1%
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	225,795
	Financial Institution - Insurance - Health—0.2%
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	257,567
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.150%, 7/15/2034	247,185
	TOTAL	504,752
	Financial Institution - Insurance - Life—0.2%
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	298,276
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	15,339
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,329
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	41,282
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	16,575
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	52,252
	TOTAL	437,053
	Financial Institution - Insurance - P&C—0.1%
175,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	170,314
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	8,208
	TOTAL	178,522
	Financial Institution - REIT - Apartment—0.1%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	54,031
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	159,761
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	68,038
	TOTAL	281,830
	Financial Institution - REIT - Healthcare—0.1%
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	178,205
	Financial Institution - REIT - Office—0.1%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	68,323
200,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2035	198,589
	TOTAL	266,912
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—0.0%
$ 70,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	$ 69,529
	Technology—0.7%
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	8,300
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	51,412
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	205,896
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	17,783
171,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	173,413
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	103,550
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,612
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	264,492
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	4,614
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	7,000
200,000	Oracle Corp., Sr. Unsecd. Note, 6.125%, 8/3/2065	199,811
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	528,656
175,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	150,349
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	69,327
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	13,923
	TOTAL	1,803,138
	Transportation - Railroads—0.1%
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.125%, 6/1/2026	220,380
	Transportation - Services—0.1%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	14,957
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	17,396
210,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	213,647
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	124,882
	TOTAL	370,882
	Utility - Electric—0.9%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	127,643
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	84,997
70,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	67,843
300,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	295,287
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	116,640
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	166,963
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	197,044
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	109,015
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	29,168
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.900%, 3/15/2055	199,355
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	244,894
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	171,766
250,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	236,519
103,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	86,673
170,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	171,743
	TOTAL	2,305,550
	Utility - Other—0.1%
125,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	127,664
	TOTAL CORPORATE BONDS (IDENTIFIED COST $24,413,158)	23,366,333
	U.S. TREASURIES—4.9%
	U.S. Treasury Bond—0.9%
340,000	United States Treasury Bond, 2.250%, 2/15/2052	206,231
125,000	United States Treasury Bond, 3.000%, 8/15/2052	89,689
50,000	United States Treasury Bond, 3.250%, 5/15/2042	40,789
225,000	United States Treasury Bond, 3.375%, 8/15/2042	186,387
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bond—continued
$ 350,000		United States Treasury Bond, 4.125%, 8/15/2053	$ 311,828
475,000		United States Treasury Bond, 4.250%, 8/15/2054	433,215
1,075,000		United States Treasury Bond, 4.500%, 11/15/2054	1,023,940
		TOTAL	2,292,079
		U.S. Treasury Note—4.0%
500,000		United States Treasury Note, 2.375%, 3/31/2029	463,290
500,000		United States Treasury Note, 2.750%, 5/31/2029	469,282
550,000		United States Treasury Note, 3.125%, 8/31/2029	522,552
100,000		United States Treasury Note, 4.000%, 7/31/2030	98,184
55,000		United States Treasury Note, 4.000%, 2/15/2034	52,848
295,000		United States Treasury Note, 4.125%, 7/31/2028	293,616
1,675,000		United States Treasury Note, 4.125%, 10/31/2029	1,660,362
1,900,000		United States Treasury Note, 4.250%, 11/30/2026	1,901,329
2,850,000	[3]	United States Treasury Note, 4.250%, 11/15/2034	2,783,651
500,000		United States Treasury Note, 4.375%, 12/31/2029	500,963
350,000		United States Treasury Note, 4.375%, 11/30/2030	349,587
75,000		United States Treasury Note, 4.375%, 5/15/2034	74,088
400,000		United States Treasury Note, 4.500%, 12/31/2031	401,345
300,000		United States Treasury Note, 4.625%, 4/30/2031	303,287
		TOTAL	9,874,384
		TOTAL U.S. TREASURIES (IDENTIFIED COST $12,534,616)	12,166,463
		ASSET-BACKED SECURITIES—2.7%
		Auto Receivables—1.3%
285,000		BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	282,050
300,000		Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	302,912
300,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class Sub., 5.920%, 2/15/2036	309,665
300,000		General Motors 2024-2A, Class B, 5.350%, 3/15/2031	297,196
250,000		Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	252,569
150,000		M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	151,113
100,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	100,845
300,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	301,464
250,000		Santander Drive Auto Receivables Trust 2023-3, Class C, 5.770%, 11/15/2030	254,994
300,000		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	300,593
225,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	229,139
250,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	251,939
250,000		Toyota Auto Loan Extended Note 2023-1A, Class A, 4.930%, 6/25/2036	252,462
90,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	89,847
		TOTAL	3,376,788
		Credit Card—0.3%
345,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	347,310
400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	374,706
		TOTAL	722,016
		Equipment Lease—0.8%
200,000		Dell Equipment Finance Trust 2023-2, Class C, 6.060%, 1/22/2029	200,669
300,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	303,444
300,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	304,593
200,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	200,828
68,698		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	68,603
400,000		HPEFS Equipment Trust 2024-2A, Class C, 5.520%, 10/20/2031	405,495
300,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	303,031
300,000		MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	306,093
		TOTAL	2,092,756
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Other—0.2%
$ 225,000		PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	$ 227,475
300,000		PFS Financing Corp. 2024-F, Class A, 4.750%, 8/15/2029	294,304
		TOTAL	521,779
		Student Loans—0.1%
146,702		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	132,948
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,834,313)	6,846,287
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
		Commercial Mortgage—0.4%
150,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	155,309
190,000		Bank, Class A4, 3.488%, 11/15/2050	178,681
250,000		Barclays Commercial Mortgage S 2024-5C27, Class A2, 5.550%, 7/15/2057	254,633
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	192,267
225,000	[2]	ORL TRUST 2024-GLKS, Class A, 5.798% (CME Term SOFR 1 Month +1.492%), 12/15/2039	225,633
		TOTAL	1,006,523
		Federal Home Loan Mortgage Corporation—0.6%
1,221		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,251
266,487	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 6.330% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	265,983
327,485	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 6.430% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	327,437
206,204	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.550% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	206,647
198,266	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.550% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	198,516
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K-161, Class A2, 4.900%, 10/25/2033	249,724
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	201,534
		TOTAL	1,451,092
		Federal National Mortgage Association—0.0%
118		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	117
		Financial Institution - REIT - Other—0.1%
225,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	227,183
		Non-Agency Mortgage—0.1%
5	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 8.830%, 3/25/2031	4
357,390		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	311,083
		TOTAL	311,087
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,026,023)	2,996,002
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
		Commercial Mortgage—0.3%
200,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	208,800
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	198,442
250,000	[2]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.899% (CME Term SOFR 1 Month +1.593%), 11/15/2039	250,390
		TOTAL	657,632
		Federal Home Loan Mortgage Corporation—0.2%
226,744		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	211,297
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	339,286
		TOTAL	550,583
		Financial Institution - Banking—0.1%
300,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 8/15/2034	289,408
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,552,716)	1,497,623
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
17,543		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	16,452
		Federal National Mortgage Association—0.1%
4,380		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	4,486
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 428	Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	$ 437
17,937	Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	16,967
32,120	Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	29,464
22,867	Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	22,324
10,921	Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	9,708
13,751	Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	12,224
4,648	Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	4,544
12,936	Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	12,042
7,210	Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	6,249
9,477	Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	8,516
11,633	Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	10,476
8,743	Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	7,529
6,115	Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	5,490
18,782	Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	16,350
8,530	Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	7,676
12,561	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	12,556
15,258	Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	14,880
18,939	Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	16,815
15,499	Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	14,685
	TOTAL	233,418
	Government National Mortgage Association—0.0%
10,706	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	9,830
6,851	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	6,440
	TOTAL	16,270
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $293,898)	266,140
	MUNICIPAL BOND—0.0%
30,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $32,227)	30,329
	EXCHANGE-TRADED FUNDS—6.3%
49,700	iShares Core MSCI Emerging Markets ETF	2,633,603
165,500	iShares MSCI EAFE ETF	13,114,220
	Total Exchange-Traded Funds (IDENTIFIED COST $14,324,071)	15,747,823
	INVESTMENT COMPANIES—17.2%
290,334	Bank Loan Core Fund	2,523,000
228,182	Emerging Markets Core Fund	2,001,155
8,544,257	Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[5]	8,544,257
417,744	High Yield Bond Core Fund	2,360,256
2,722,059	Mortgage Core Fund	22,320,886
607,241	Project and Trade Finance Core Fund	5,380,154
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $45,191,762)	43,129,708
	TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $219,384,251)[6]	250,061,425
	OTHER ASSETS AND LIABILITIES - NET—0.0%[7]	114,730
	TOTAL NET ASSETS—100%	$250,176,155
Semi-Annual Financial Statements and Additional Information

At January 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	1	$113,906	March 2025	$(2,655)
United States Treasury Notes 2-Year Long Futures	105	$21,590,625	March 2025	$12,803
United States Treasury Notes 5-Year Long Futures	45	$4,787,578	March 2025	$(26,411)
United States Treasury Notes 10-Year Long Futures	5	$544,219	March 2025	$(9,183)
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	9	$1,002,375	March 2025	$8,262
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(17,184)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
Affiliates	Value as of 7/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2025	Shares Held as of 1/31/2025	Dividend Income
Bank Loan Core Fund	$1,736,624	$2,144,726	$(1,351,000)	$7,903	$(15,253)	$2,523,000	290,334	$69,723
Emerging Markets Core Fund	$4,261,538	$391,753	$(2,700,000)	$(215,455)	$263,319	$2,001,155	228,182	$111,469
Federated Hermes Government Obligations Fund, Premier Shares*	$4,577,775	$81,455,943	$(77,489,461)	$—	$—	$8,544,257	8,544,257	$198,780
High Yield Bond Core Fund	$2,108,468	$234,359	$—	$17,429	$—	$2,360,256	417,744	$74,229
Mortgage Core Fund	$22,210,294	$2,894,207	$(2,329,600)	$(200,169)	$(253,846)	$22,320,886	2,722,059	$504,399
Project and Trade Finance Core Fund	$4,822,111	$548,127	$—	$9,916	$—	$5,380,154	607,241	$227,295
TOTAL OF AFFILIATED TRANSACTIONS	$39,716,810	$87,669,115	$(83,870,061)	$(380,376)	$(5,780)	$43,129,708	12,809,817	$1,185,895

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Perpetual Bond Security. The maturity date reflects the next call date.
5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$139,640,174	$—	$—	$139,640,174
International	4,374,543	—	—	4,374,543
Debt Securities:
Corporate Bonds	—	23,366,333	—	23,366,333
U.S. Treasuries	—	12,166,463	—	12,166,463
Asset-Backed Securities	—	6,846,287	—	6,846,287
Collateralized Mortgage Obligations	—	2,996,002	—	2,996,002
Commercial Mortgage-Backed Securities	—	1,497,623	—	1,497,623
Mortgage-Backed Securities	—	266,140	—	266,140
Municipal Bond	—	30,329	—	30,329
Exchange-Traded Funds	15,747,823	—	—	15,747,823
Investment Companies	37,749,554	—	—	37,749,554
Other Investments[1]	—	—	—	5,380,154
TOTAL SECURITIES	$197,512,094	$47,169,177	$—	$250,061,425
Other Financial Instruments:[2]
Assets	$21,065	$—	$—	$21,065
Liabilities	(38,249)	—	—	(38,249)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(17,184)	$—	$—	$(17,184)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $5,380,154 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.38	$19.51	$19.57	$23.18	$19.59	$18.71
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.30	0.28	0.16	0.16	0.19
Net realized and unrealized gain (loss)	1.61	2.86	0.85	(1.60)	4.30	1.46
Total From Investment Operations	1.78	3.16	1.13	(1.44)	4.46	1.65
Less Distributions:
Distributions from net investment income	(0.31)	(0.29)	(0.09)	(0.13)	(0.07)	(0.24)
Distributions from net realized gain	(1.96)	—	(1.10)	(2.04)	(0.80)	(0.53)
Total Distributions	(2.27)	(0.29)	(1.19)	(2.17)	(0.87)	(0.77)
Net Asset Value, End of Period	$21.89	$22.38	$19.51	$19.57	$23.18	$19.59
Total Return[2]	7.99%	16.36%	6.28%	(7.05)%	23.31%	9.08%
Ratios to Average Net Assets:
Net expenses[3]	1.30%[4]	1.31%	1.31%	1.30%	1.31%	1.31%
Net investment income	1.48%[4]	1.46%	1.48%	0.73%	0.77%	1.04%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.01%	0.04%	0.01%	0.04%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$139,723	$130,833	$115,519	$114,889	$124,559	$95,559
Portfolio turnover[7]	35%	68%	104%	110%	61%	152%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.81	$19.02	$19.16	$22.78	$19.35	$18.50
Income From Investment Operations:
Net investment income (loss)[1]	0.08	0.14	0.14	(0.01)	0.00[2]	0.05
Net realized and unrealized gain (loss)	1.57	2.78	0.82	(1.57)	4.23	1.43
Total From Investment Operations	1.65	2.92	0.96	(1.58)	4.23	1.48
Less Distributions:
Distributions from net investment income	(0.15)	(0.13)	—	—	—	(0.10)
Distributions from net realized gain	(1.96)	—	(1.10)	(2.04)	(0.80)	(0.53)
Total Distributions	(2.11)	(0.13)	(1.10)	(2.04)	(0.80)	(0.63)
Net Asset Value, End of Period	$21.35	$21.81	$19.02	$19.16	$22.78	$19.35
Total Return[3]	7.61%	15.46%	5.45%	(7.76)%	22.37%	8.25%
Ratios to Average Net Assets:
Net expenses[4]	2.07%[5]	2.08%	2.10%	2.06%	2.06%	2.06%
Net investment income (loss)	0.71%[5]	0.70%	0.69%	(0.05)%	0.01%	0.29%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.01%	0.01%	0.05%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,231	$12,272	$11,890	$13,503	$16,941	$15,043
Portfolio turnover[8]	35%	68%	104%	110%	61%	152%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.47	$19.62	$19.67	$23.28	$19.67	$18.78
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.35	0.33	0.21	0.22	0.24
Net realized and unrealized gain (loss)	1.62	2.87	0.86	(1.60)	4.30	1.46
Total From Investment Operations	1.82	3.22	1.19	(1.39)	4.52	1.70
Less Distributions:
Distributions from net investment income	(0.36)	(0.37)	(0.14)	(0.18)	(0.11)	(0.28)
Distributions from net realized gain	(1.96)	—	(1.10)	(2.04)	(0.80)	(0.53)
Total Distributions	(2.32)	(0.37)	(1.24)	(2.22)	(0.91)	(0.81)
Net Asset Value, End of Period	$21.97	$22.47	$19.62	$19.67	$23.28	$19.67
Total Return[2]	8.14%	16.62%	6.57%	(6.82)%	23.59%	9.33%
Ratios to Average Net Assets:
Net expenses[3]	1.06%[4]	1.06%	1.06%	1.06%	1.06%	1.06%
Net investment income	1.72%[4]	1.72%	1.74%	0.97%	1.02%	1.29%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.02%	0.04%	0.01%	0.04%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$93,532	$81,187	$69,433	$65,157	$73,997	$54,440
Portfolio turnover[7]	35%	68%	104%	110%	61%	152%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.40	$19.56	$19.63	$23.24	$19.61	$18.74
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.36	0.32	0.22	0.22	0.24
Net realized and unrealized gain (loss)	1.62	2.85	0.87	(1.61)	4.31	1.44
Total From Investment Operations	1.82	3.21	1.19	(1.39)	4.53	1.68
Less Distributions:
Distributions from net investment income	(0.37)	(0.37)	(0.16)	(0.18)	(0.10)	(0.28)
Distributions from net realized gain	(1.96)	—	(1.10)	(2.04)	(0.80)	(0.53)
Total Distributions	(2.33)	(0.37)	(1.26)	(2.22)	(0.90)	(0.81)
Net Asset Value, End of Period	$21.89	$22.40	$19.56	$19.63	$23.24	$19.61
Total Return[2]	8.17%	16.66%	6.59%	(6.81)%	23.70%	9.26%
Ratios to Average Net Assets:
Net expenses[3]	1.01%[4]	1.02%	1.04%	1.01%	1.05%	1.05%
Net investment income	1.77%[4]	1.75%	1.76%	1.05%	1.03%	1.29%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.01%	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,690	$3,279	$2,648	$2,286	$1,836	$1,516
Portfolio turnover[7]	35%	68%	104%	110%	61%	152%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
January 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $43,129,708 of investments in affiliated holdings* (identified cost $219,384,251, including $45,191,762 of identified cost in affiliated holdings)	$250,061,425
Income receivable	463,548
Income receivable from affiliated holdings	185,134
Receivable for investments sold	796,732
Receivable for shares sold	570,631
Total Assets	252,077,470
Liabilities:
Payable for investments purchased	1,573,074
Payable for shares redeemed	89,883
Bank overdraft	219
Payable for variation margin on futures contracts	25,773
Payable for investment adviser fee (Note 5)	5,137
Payable for administrative fee (Note 5)	532
Payable for portfolio accounting fees	62,164
Payable for distribution services fee (Note 5)	8,231
Payable for other service fees (Notes 2 and 5)	60,057
Accrued expenses (Note 5)	76,245
Total Liabilities	1,901,315
Net assets for 11,429,386 shares outstanding	$250,176,155
Net Assets Consist of:
Paid-in capital	$212,758,222
Total distributable earnings (loss)	37,417,933
Total Net Assets	$250,176,155
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($139,722,819 ÷ 6,382,825 shares outstanding), no par value, unlimited shares authorized	$21.89
Offering price per share (100/94.50 of $21.89)	$23.16
Redemption proceeds per share	$21.89
Class C Shares:
Net asset value per share ($13,231,234 ÷ 619,862 shares outstanding), no par value, unlimited shares authorized	$21.35
Offering price per share	$21.35
Redemption proceeds per share (99.00/100 of $21.35)	$21.14
Institutional Shares:
Net asset value per share ($93,531,860 ÷ 4,258,122 shares outstanding), no par value, unlimited shares authorized	$21.97
Offering price per share	$21.97
Redemption proceeds per share	$21.97
Class R6 Shares:
Net asset value per share ($3,690,242 ÷ 168,577 shares outstanding), no par value, unlimited shares authorized	$21.89
Offering price per share	$21.89
Redemption proceeds per share	$21.89

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended January 31, 2025 (unaudited)

Investment Income:
Dividends (including $1,166,912 received from affiliated holdings* and net of foreign taxes withheld of $2,895)	$2,124,142
Interest	1,230,624
Net income on securities loaned (includes $18,983 earned from affiliated holdings related to cash collateral balances) (Note 2)	2,083
TOTAL INCOME	3,356,849
Expenses:
Investment adviser fee (Note 5)	905,089
Administrative fee (Note 5)	98,472
Custodian fees	16,931
Transfer agent fees (Note 2)	107,527
Directors’/Trustees’ fees (Note 5)	1,085
Auditing fees	20,180
Legal fees	6,058
Portfolio accounting fees	62,801
Distribution services fee (Note 5)	48,412
Other service fees (Notes 2 and 5)	179,015
Share registration costs	35,586
Printing and postage	14,515
Miscellaneous (Note 5)	15,468
TOTAL EXPENSES	1,511,139
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	(2,999)
Reimbursements of other operating expenses (Notes 2 and 5)	(807)
TOTAL REIMBURSEMENTS	(3,806)
Net expenses	1,507,333
Net investment income	1,849,516
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized loss of $(5,780) on sales of investments in affiliated holdings*)	15,032,093
Net realized gain on foreign currency transactions	435
Net realized loss on futures contracts	(97,158)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(380,376) on investments in affiliated holdings*)	1,844,646
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	115
Net change in unrealized appreciation of futures contracts	(247,567)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	16,532,564
Change in net assets resulting from operations	$18,382,080

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,849,516	$3,152,943
Net realized gain (loss)	14,935,370	13,831,423
Net change in unrealized appreciation/depreciation	1,597,194	15,320,437
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,382,080	32,304,803
Distributions to Shareholders:
Class A Shares	(13,282,003)	(1,681,293)
Class C Shares	(1,193,608)	(80,791)
Institutional Shares	(9,038,895)	(1,302,381)
Class R6 Shares	(349,349)	(50,698)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,863,855)	(3,115,163)
Share Transactions:
Proceeds from sale of shares	28,910,919	36,417,822
Net asset value of shares issued to shareholders in payment of distributions declared	23,238,496	3,020,046
Cost of shares redeemed	(24,061,461)	(40,547,860)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	28,087,954	(1,109,992)
Change in net assets	22,606,179	28,079,648
Net Assets:
Beginning of period	227,569,976	199,490,328
End of period	$250,176,155	$227,569,976
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
January 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $3,806 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$58,948	$—
Class C Shares	6,128	—
Institutional Shares	41,866	(807)
Class R6 Shares	585	—
TOTAL	$107,527	$(807)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$162,962
Class C Shares	16,053
TOTAL	$179,015
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency, duration, market, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $26,258,780 and $1,233,254, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required
Semi-Annual Financial Statements and Additional Information

to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of January 31, 2025, the Fund had no securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$17,184*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(97,158)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(247,567)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	427,401	$9,721,943	734,253	$14,857,743
Shares issued to shareholders in payment of distributions declared	580,962	12,838,576	81,106	1,616,440
Shares redeemed	(472,577)	(10,766,312)	(888,595)	(18,059,238)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	535,786	$11,794,207	(73,236)	$(1,585,055)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	93,766	$2,075,794	131,761	$2,566,923
Shares issued to shareholders in payment of distributions declared	52,980	1,136,699	3,959	77,287
Shares redeemed	(89,583)	(2,004,370)	(198,056)	(3,855,520)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	57,163	$1,208,123	(62,336)	$(1,211,310)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	718,966	$16,546,465	885,012	$18,230,864
Shares issued to shareholders in payment of distributions declared	401,466	8,913,886	63,702	1,275,623
Shares redeemed	(475,950)	(10,867,029)	(874,274)	(18,044,954)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	644,482	$14,593,322	74,440	$1,461,533
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	25,351	$566,717	37,764	$762,292
Shares issued to shareholders in payment of distributions declared	15,786	349,335	2,539	50,696
Shares redeemed	(18,915)	(423,750)	(29,319)	(588,148)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	22,222	$492,302	10,984	$224,840
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,259,653	$28,087,954	(50,148)	$(1,109,992)
4. FEDERAL TAX INFORMATION
At January 31, 2025, the cost of investments for federal tax purposes was $219,384,251. The net unrealized appreciation of investments for federal tax purposes was $30,659,990. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $38,305,569 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,645,579. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2025, the Adviser voluntarily reimbursed $807 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2025, the Adviser reimbursed $2,999.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2025, the Sub-Adviser earned a fee of $105,190.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
Semi-Annual Financial Statements and Additional Information

In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$48,412
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2025, FSC retained $10,572 of fees paid by the Fund. For the six months ended January 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2025, FSC retained $6,312 in sales charges from the sale of Class A Shares. FSC also retained $317 of CDSC relating to redemptions of Class A Shares and $236 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended January 31, 2025, FSSC received $9,083 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.10%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2025, were as follows:
Purchases	$65,586,145
Sales	$70,905,691
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Financial Statements and Additional Information

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2025, the Fund had no outstanding loans. During the six months ended January 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2025, there were no outstanding loans. During the six months ended January 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes MDT Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	95,072,849.896	2,112,373.429	0	N/A
John B. Fisher	95,169,769.404	2,015,453.921	0	N/A
John G. Carson	95,107,914.853	2,077,308.472	0	N/A
G. Thomas Hough	95,391,309.917	1,793,913.408	0	N/A
Karen L. Larrimer	95,518,982.203	1,666,241.122	0	N/A
Max F. Miller	95,370,464.466	1,814,758.859	0	N/A
Frank J. Nasta	95,089,526.445	2,095,696.880	0	N/A
Thomas M. O’Neill	95,074,994.090	2,110,229.235	0	N/A
Madelyn A. Reilly	95,492,912.714	1,692,310.611	0	N/A
John S. Walsh	95,030,228.866	2,154,994.459	0	N/A
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Balanced Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
Semi-Annual Financial Statements and Additional Information

evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Financial Statements and Additional Information

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing ; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Semi-Annual Financial Statements and Additional Information

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Balanced Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
36354 (3/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2025

Share Class | Ticker	A | QALGX	C | QCLGX	Institutional | QILGX	R6 | QRLGX

Federated Hermes MDT Large Cap Growth Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—14.8%
548,935		Alphabet, Inc., Class A	$ 111,993,719
46,468	[1]	Live Nation Entertainment, Inc.	6,722,990
137,288		Meta Platforms, Inc.	94,616,144
46,135	[1]	Netflix, Inc.	45,062,823
273,617	[1]	ROBLOX Corp.	19,445,960
110,910	[1]	Spotify Technology SA	60,839,680
18,044	[1]	Trade Desk, Inc./The	2,141,462
217,444	[1]	ZoomInfo Technologies, Inc.	2,237,499
		TOTAL	343,060,277
		Consumer Discretionary—15.0%
458,781	[1]	Amazon.com, Inc.	109,043,068
1,148		Booking Holdings, Inc.	5,438,719
3,849	[1]	Burlington Stores, Inc.	1,092,847
193,061	[1]	Cava Group, Inc.	26,072,888
5,263		Domino’s Pizza, Inc.	2,363,718
179,915	[1]	DoorDash, Inc.	33,973,349
134,645		eBay, Inc.	9,085,845
2,448		Home Depot, Inc.	1,008,527
3,148		Murphy USA, Inc.	1,583,161
71,665	[1]	Norwegian Cruise Line Holdings Ltd.	2,031,703
2,763	[1]	O’Reilly Automotive, Inc.	3,576,482
43,687		Ross Stores, Inc.	6,577,515
16,681		Royal Caribbean Cruises, Ltd.	4,447,155
237,743	[1]	SharkNinja, Inc.	26,582,045
225,223	[1]	Tesla, Inc.	91,125,226
104,583		TJX Cos., Inc.	13,050,912
38,977		Wingstop, Inc.	11,611,248
		TOTAL	348,664,408
		Consumer Staples—4.2%
27,707		Clorox Co.	4,396,547
39,109		Colgate-Palmolive Co.	3,390,750
67,897		Costco Wholesale Corp.	66,530,912
93,542		Kimberly-Clark Corp.	12,157,654
189,867	[1]	Maplebear, Inc.	9,166,779
16,245		PepsiCo, Inc.	2,447,959
		TOTAL	98,090,601
		Financials—6.7%
74,467		Ameriprise Financial, Inc.	40,462,389
28,755	[1]	Arch Capital Group Ltd.	2,676,228
87,209		Mastercard, Inc.	48,438,495
4,706		Moody’s Corp.	2,350,365
3,280		MSCI, Inc., Class A	1,957,406
35,501		Progressive Corp., OH	8,748,866
53,236		Ryan Specialty Group Holdings, Inc.	3,544,453
125,678	[1]	StoneCo Ltd.	1,152,467
134,870		Visa, Inc., Class A	46,098,566
		TOTAL	155,429,235
		Health Care—7.6%
225,716		AbbVie, Inc.	41,509,172
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
16,692	[1]	Align Technology, Inc.	$ 3,657,384
6,521	[1]	Alnylam Pharmaceuticals, Inc.	1,769,213
123,295		Amgen, Inc.	35,190,859
19,847		Cardinal Health, Inc.	2,454,280
59,871		Cencora, Inc.	15,219,807
40,213		Eli Lilly & Co.	32,615,960
76,500	[1]	Illumina, Inc.	10,154,610
76,256	[1]	Incyte Genomics, Inc.	5,655,145
28,330		Merck & Co., Inc.	2,799,571
10,859	[1]	Regeneron Pharmaceuticals, Inc.	7,307,890
26,005	[1]	Vertex Pharmaceuticals, Inc.	12,005,988
38,841		Zoetis, Inc.	6,637,927
		TOTAL	176,977,806
		Industrials—3.9%
123,904		Allison Transmission Holdings, Inc.	14,563,676
16,195		Booz Allen Hamilton Holding Corp.	2,089,155
3,667		Cintas Corp.	735,490
15,269		GE Aerospace	3,108,310
67,887		Paycom Software, Inc.	14,090,626
2,448		Trane Technologies PLC	888,012
435,437		Veralto Corp.	45,019,832
10,710		Verisk Analytics, Inc.	3,078,482
44,846		Vertiv Holdings Co.	5,247,879
9,400		Waste Management, Inc.	2,070,444
		TOTAL	90,891,906
		Information Technology—45.0%
69,198	[1]	Adobe, Inc.	30,270,665
290,145	[1]	Advanced Micro Devices, Inc.	33,642,313
47,847		Amphenol Corp., Class A	3,386,611
605,969		Apple, Inc.	143,008,684
134,567		Applied Materials, Inc.	24,269,158
64,728	[1]	AppLovin Corp.	23,922,821
479,088	[1]	Arista Networks, Inc.	55,205,310
23,211	[1]	Autodesk, Inc.	7,226,513
103,295		Broadcom, Inc.	22,856,085
4,503	[1]	Crowdstrike Holdings, Inc.	1,792,509
156,300	[1]	Datadog, Inc.	22,305,573
209,408		Dell Technologies, Inc.	21,694,669
477,978	[1]	Fortinet, Inc.	48,218,421
24,406	[1]	Gitlab, Inc.	1,775,781
248,022	[1]	GoDaddy, Inc.	52,741,878
11,407	[1]	Guidewire Software, Inc.	2,409,957
96,212		HP, Inc.	3,126,890
3,153	[1]	HubSpot, Inc.	2,457,858
19,943		Intuit, Inc.	11,995,914
12,657		KLA Corp.	9,343,904
220,954		Lam Research Corp.	17,908,322
14,801		Marvell Technology, Inc.	1,670,441
361,074		Microsoft Corp.	149,867,374
3,761		Motorola Solutions, Inc.	1,764,849
145,301		NetApp, Inc.	17,741,252
365,325	[1]	Nutanix, Inc.	25,121,574
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,143,849		NVIDIA Corp.	$ 137,341,949
139,994		Oracle Corp.	23,807,380
109,661	[1]	Palo Alto Networks, Inc.	20,223,682
21,807		Pegasystems, Inc.	2,361,480
418,521		Qualcomm, Inc.	72,374,836
70,260		Salesforce, Inc.	24,007,842
24,153	[1]	ServiceNow, Inc.	24,596,932
10,086	[1]	Workday, Inc.	2,643,137
59,277	[1]	Zoom Video Communications, Inc.	5,153,542
		TOTAL	1,048,236,106
		Materials—0.3%
61,635		PPG Industries, Inc.	7,111,446
		Utilities—0.1%
15,085		Vistra Corp.	2,534,732
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,705,293,099)	2,270,996,517
		INVESTMENT COMPANY—2.4%
56,308,658		Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[2] (IDENTIFIED COST $56,308,658)	56,308,658
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,761,601,757)[3]	2,327,305,175
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	672,517
		TOTAL NET ASSETS—100%	$2,327,977,692
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 7/31/2024	$33,055,652
Purchases at Cost	$272,044,610
Proceeds from Sales	$(248,791,604)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2025	$56,308,658
Shares Held as of 1/31/2025	56,308,658
Dividend Income	$1,070,880

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At January 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.74	$24.17	$23.32	$31.22	$25.03	$20.81
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.04)	0.01	(0.08)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	5.39	7.02	3.59	(1.89)	8.36	5.37
Total From Investment Operations	5.34	6.98	3.60	(1.97)	8.29	5.33
Less Distributions:
Distributions from net realized gain	(1.22)	(0.41)	(2.75)	(5.93)	(2.10)	(1.11)
Net Asset Value, End of Period	$34.86	$30.74	$24.17	$23.32	$31.22	$25.03
Total Return[2]	17.35%	29.25%	18.56%	(8.93)%	35.00%	26.91%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	0.99%	0.99%	0.99%	0.99%	1.11%
Net investment income (loss)	(0.31)%[4]	(0.15)%	0.03%	(0.30)%	(0.27)%	(0.19)%
Expense waiver/reimbursement[5]	0.12%[4]	0.23%	0.29%	0.33%	0.38%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$331,757	$247,412	$146,478	$106,863	$123,486	$93,740
Portfolio turnover[6]	21%	58%	116%	147%	39%	220%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.08	$18.38	$18.56	$26.16	$21.43	$18.10
Income From Investment Operations:
Net investment income (loss)[1]	(0.13)	(0.18)	(0.12)	(0.23)	(0.23)	(0.17)
Net realized and unrealized gain (loss)	4.04	5.29	2.69	(1.44)	7.06	4.61
Total From Investment Operations	3.91	5.11	2.57	(1.67)	6.83	4.44
Less Distributions:
Distributions from net realized gain	(1.22)	(0.41)	(2.75)	(5.93)	(2.10)	(1.11)
Net Asset Value, End of Period	$25.77	$23.08	$18.38	$18.56	$26.16	$21.43
Total Return[2]	16.91%	28.27%	17.69%	(9.60)%	34.01%	25.99%
Ratios to Average Net Assets:
Net expenses[3]	1.74%[4]	1.74%	1.74%	1.74%	1.74%	1.88%
Net investment income (loss)	(1.06)%[4]	(0.90)%	(0.73)%	(1.05)%	(1.02)%	(0.95)%
Expense waiver/reimbursement[5]	0.12%[4]	0.23%	0.29%	0.33%	0.38%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,059	$33,774	$20,413	$14,743	$17,671	$14,536
Portfolio turnover[6]	21%	58%	116%	147%	39%	220%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$33.68	$26.39	$25.13	$33.14	$26.39	$21.83
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	0.03	0.06	(0.01)	0.00[2]	0.03
Net realized and unrealized gain (loss)	5.92	7.67	3.95	(2.07)	8.85	5.64
Total From Investment Operations	5.91	7.70	4.01	(2.08)	8.85	5.67
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.00)[2]	—	—	—	—
Distributions from net realized gain	(1.22)	(0.41)	(2.75)	(5.93)	(2.10)	(1.11)
Total Distributions	(1.22)	(0.41)	(2.75)	(5.93)	(2.10)	(1.11)
Net Asset Value, End of Period	$38.37	$33.68	$26.39	$25.13	$33.14	$26.39
Total Return[3]	17.54%	29.54%	18.88%	(8.72)%	35.33%	27.22%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5]	0.74%	0.74%	0.74%	0.74%	0.81%
Net investment income (loss)	(0.06)%[5]	0.09%	0.24%	(0.04)%	0.01%	0.13%
Expense waiver/reimbursement[6]	0.12%[5]	0.24%	0.28%	0.33%	0.37%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,850,828	$1,226,156	$434,306	$74,192	$53,631	$90,113
Portfolio turnover[7]	21%	58%	116%	147%	39%	220%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Period Ended 7/31/2024[1]
Net Asset Value, Beginning of Period	$33.68	$33.20
Income From Investment Operations:
Net investment income (loss)[2]	(0.04)	(0.00)[3]
Net realized and unrealized gain (loss)	5.94	0.48
Total From Investment Operations	5.90	0.48
Less Distributions:
Distributions from net investment income	(0.00)[3]	—
Distributions from net realized gain	(1.22)	—
Total Distributions	(1.22)	—
Net Asset Value, End of Period	$38.36	$33.68
Total Return[4]	17.51%	1.45%
Ratios to Average Net Assets:
Net expenses[5]	0.71%[6]	0.71%[6]
Net investment income (loss)	(0.23)%[6]	(0.00)%[6,7]
Expense waiver/reimbursement[8]	0.06%[6]	0.25%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$102,333	$51
Portfolio turnover[9]	21%	58%[10]

1	Reflects operations for the period from May 29, 2024 (commencement of operations) to July 31, 2024.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	Represents less than 0.01%.
8
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Securities that mature are considered sales for purposes of this calculation.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
January 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $56,308,658 of investments in affiliated holdings* (identified cost $1,761,601,757, including $56,308,658 of identified cost in affiliated holdings)	$2,327,305,175
Income receivable	474,113
Income receivable from affiliated holdings	211,052
Receivable for investments sold	3,714,530
Receivable for shares sold	8,712,650
Total Assets	2,340,417,520
Liabilities:
Payable for investments purchased	10,851,259
Payable for shares redeemed	1,308,800
Payable for investment adviser fee (Note 5)	38,023
Payable for administrative fee (Note 5)	4,939
Payable for distribution services fee (Note 5)	26,218
Payable for other service fees (Notes 2 and 5)	135,339
Accrued expenses (Note 5)	75,250
Total Liabilities	12,439,828
Net assets for 62,093,130 shares outstanding	$2,327,977,692
Net Assets Consist of:
Paid-in capital	$1,721,203,794
Total distributable earnings (loss)	606,773,898
Total Net Assets	$2,327,977,692
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($331,757,074 ÷ 9,515,912 shares outstanding), no par value, unlimited shares authorized	$34.86
Offering price per share (100/94.50 of $34.86)	$36.89
Redemption proceeds per share	$34.86
Class C Shares:
Net asset value per share ($43,058,844 ÷ 1,670,747 shares outstanding), no par value, unlimited shares authorized	$25.77
Offering price per share	$25.77
Redemption proceeds per share (99.00/100 of $25.77)	$25.51
Institutional Shares:
Net asset value per share ($1,850,828,411 ÷ 48,238,688 shares outstanding), no par value, unlimited shares authorized	$38.37
Offering price per share	$38.37
Redemption proceeds per share	$38.37
Class R6 Shares:
Net asset value per share ($102,333,363 ÷ 2,667,783 shares outstanding), no par value, unlimited shares authorized	$38.36
Offering price per share	$38.36
Redemption proceeds per share	$38.36

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Operations
Six Months Ended January 31, 2025 (unaudited)

Investment Income:
Dividends (including $1,070,880 received from affiliated holdings*)	$6,434,016
Expenses:
Investment adviser fee (Note 5)	6,394,352
Administrative fee (Note 5)	731,836
Custodian fees	37,147
Transfer agent fees (Note 2)	742,432
Directors’/Trustees’ fees (Note 5)	3,483
Auditing fees	19,722
Legal fees	5,549
Portfolio accounting fees	99,549
Distribution services fee (Note 5)	142,116
Other service fees (Notes 2 and 5)	407,874
Share registration costs	79,149
Printing and postage	45,576
Miscellaneous (Note 5)	14,579
TOTAL EXPENSES	8,723,364
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(792,842)
Reimbursement of other operating expenses (Notes 2 and 5)	(361,301)
TOTAL WAIVER AND REIMBURSEMENTS	(1,154,143)
Net expenses	7,569,221
Net investment income (loss)	(1,135,205)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	53,056,246
Net change in unrealized appreciation of investments	246,591,789
Net realized and unrealized gain (loss) on investments	299,648,035
Change in net assets resulting from operations	$298,512,830

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,135,205)	$122,063
Net realized gain (loss)	53,056,246	61,378,218
Net change in unrealized appreciation/depreciation	246,591,789	186,526,993
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	298,512,830	248,027,274
Distributions to Shareholders:
Class A Shares	(10,758,500)	(2,726,466)
Class C Shares	(1,843,986)	(487,546)
Institutional Shares	(51,590,394)	(8,440,756)
Class R6 Shares[1]	(2,518,561)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(66,711,441)	(11,654,768)
Share Transactions:
Proceeds from sale of shares	837,598,597	893,266,718
Net asset value of shares issued to shareholders in payment of distributions declared	65,025,089	11,428,374
Cost of shares redeemed	(313,840,542)	(234,871,421)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	588,783,144	669,823,671
Change in net assets	820,584,533	906,196,177
Net Assets:
Beginning of period	1,507,393,159	601,196,982
End of period	$2,327,977,692	$1,507,393,159

1	Reflects operations for the period from May 29, 2024 (commencement of operations) to July 31, 2024.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Notes to Financial Statements
January 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation. The Fund’s Class R6 Shares commenced operations on May 29, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
11

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,154,143 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$104,325	$(45,006)
Class C Shares	14,944	(7,204)
Institutional Shares	621,921	(309,091)
Class R6 Shares	1,242	—
TOTAL	$742,432	$(361,301)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Financial Statements and Additional Information
12

For the six months ended January 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$360,502
Class C Shares	47,372
TOTAL	$407,874
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of January 31, 2025, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,893,477	$63,569,734	3,130,263	$85,132,812
Shares issued to shareholders in payment of distributions declared	274,819	9,588,416	103,726	2,594,185
Shares redeemed	(702,115)	(23,376,108)	(1,244,501)	(33,875,859)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,466,181	$49,782,042	1,989,488	$53,851,138
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	326,609	$8,147,320	635,746	$12,988,568
Shares issued to shareholders in payment of distributions declared	71,348	1,842,208	25,777	486,419
Shares redeemed	(190,788)	(4,643,140)	(308,632)	(6,204,150)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	207,169	$5,346,388	352,891	$7,270,837
Semi-Annual Financial Statements and Additional Information
13

	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	18,069,346	$659,640,948	26,156,704	$795,095,338
Shares issued to shareholders in payment of distributions declared	1,330,945	51,077,740	304,924	8,347,770
Shares redeemed	(7,565,822)	(280,893,495)	(6,515,706)	(194,791,412)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,834,469	$429,825,193	19,945,922	$608,651,696
	Six Months Ended 1/31/2025		Year Ended 7/31/2024[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,728,494	$106,240,595	1,506	$50,000
Shares issued to shareholders in payment of distributions declared	65,580	2,516,725	—	—
Shares redeemed	(127,797)	(4,927,799)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,666,277	$103,829,521	1,506	$50,000
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	16,174,096	$588,783,144	22,289,807	$669,823,671

1	Reflects operations for the period from May 29, 2024 (commencement of operations) to July 31, 2024.
4. FEDERAL TAX INFORMATION
At January 31, 2025, the cost of investments for federal tax purposes was $1,761,601,757. The net unrealized appreciation of investments for federal tax purposes was $565,703,418. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $581,457,385 and unrealized depreciation from investments for those securities having an excess of cost over value of $15,753,967.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund’s average daily net assets. Prior to October 1, 2024, the Fund’s investment adviser fee was 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2025, the Adviser voluntarily waived $776,870 of its fee and voluntarily reimbursed $361,301 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2025, the Adviser reimbursed $15,972.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information
14

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$142,116
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2025, FSC retained $39,066 of fees paid by the Fund. For the six months ended January 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2025, FSC retained $29,068 in sales charges from the sale of Class A Shares. For the six months ended January 31, 2025, FSC retained $3,235 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2025, FSSC received $22,107 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99%, 1.74%, 0.74% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2025, were as follows:
Purchases	$884,230,304
Sales	$384,979,291
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Financial Statements and Additional Information
15

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2025, the Fund had no outstanding loans. During the six months ended January 31, 2025, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2025, there were no outstanding loans. During the six months ended January 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
16

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes MDT Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	95,072,849.896	2,112,373.429	0	N/A
John B. Fisher	95,169,769.404	2,015,453.921	0	N/A
John G. Carson	95,107,914.853	2,077,308.472	0	N/A
G. Thomas Hough	95,391,309.917	1,793,913.408	0	N/A
Karen L. Larrimer	95,518,982.203	1,666,241.122	0	N/A
Max F. Miller	95,370,464.466	1,814,758.859	0	N/A
Frank J. Nasta	95,089,526.445	2,095,696.880	0	N/A
Thomas M. O’Neill	95,074,994.090	2,110,229.235	0	N/A
Madelyn A. Reilly	95,492,912.714	1,692,310.611	0	N/A
John S. Walsh	95,030,228.866	2,154,994.459	0	N/A
Semi-Annual Financial Statements and Additional Information
17

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Large Cap Growth Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
18

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information
19

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Financial Statements and Additional Information
20

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction for the Fund in an agreed upon amount, effective on or about October 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Semi-Annual Financial Statements and Additional Information
21

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
22

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
23

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Large Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R809
CUSIP 31421R882
CUSIP 31425E101
36353 (3/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2025

Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated Hermes MDT Small Cap Core Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—98.4%
		Communication Services—2.1%
414,376	[1]	Cinemark Holdings, Inc.	$ 11,863,585
292,427	[1]	E.W. Scripps Co.	549,763
651,359	[1]	Grindr, Inc.	11,620,244
706,065	[1]	Lumen Technologies, Inc.	3,487,961
432,252	[1]	Vimeo Holdings, Inc.	2,900,411
		TOTAL	30,421,964
		Consumer Discretionary—9.4%
5,698	[1]	Abercrombie & Fitch Co., Class A	680,227
97,802	[1]	American Axle & Manufacturing Holdings, Inc.	511,504
653,831	[1]	Beyond, Inc.	5,420,259
25,189	[1]	Brinker International, Inc.	4,583,642
29,111	[1]	Carvana Co.	7,204,390
418,278	[1]	Coursera, Inc.	3,224,923
204,412	[1,2]	EVGO, Inc.	709,310
233,830	[1]	Frontdoor, Inc.	14,001,740
106,758	[1]	Funko, Inc.	1,494,612
767,539	[1]	iRobot Corp.	5,902,375
64,400	[1]	Lands’ End, Inc.	801,780
85,691	[1]	Life Time Group Holdings, Inc.	2,484,182
47,504		Monro, Inc.	932,979
16,273		Murphy USA, Inc.	8,183,854
354,389	[1]	National Vision Holdings, Inc.	4,040,035
317,620	[1]	Peloton Interactive, Inc.	2,461,555
415,281	[1]	PetMed Express, Inc.	1,976,738
50,686		Phinia, Inc.	2,579,411
87,582	[1]	Revolve Group, Inc.	2,765,840
790,602	[1]	Rush Street Interactive, Inc.	11,526,977
46,759	[1]	Sleep Number Corp.	836,051
111,702	[1]	Stoneridge, Inc.	577,499
6,665	[1]	Stride, Inc.	899,108
153,013	[1]	Taylor Morrison Home Corp.	9,863,218
55,740		Texas Roadhouse, Inc.	10,094,514
808,447	[1]	Udemy, Inc.	6,047,184
155,209	[1]	Universal Technical Institute, Inc.	4,257,383
210,937		Upbound Group, Inc.	6,188,892
72,622	[1]	Victoria’s Secret & Co.	2,640,536
14,719	[1]	Visteon Corp.	1,237,279
51,324	[1]	Warby Parker, Inc.	1,422,188
466,254		Wolverine World Wide, Inc.	10,411,452
		TOTAL	135,961,637
		Consumer Staples—3.9%
195,009	[1]	Bellring Brands, Inc.	15,083,946
75,534		Dole PLC	1,028,773
69,386		Energizer Holdings, Inc.	2,358,430
569,529	[1]	Hain Celestial Group, Inc.	2,881,817
180,418	[1]	Medifast, Inc.	2,832,563
60,365		MGP Ingredients, Inc.	2,180,987
869,879		Nu Skin Enterprises, Inc., Class A	5,697,708
109,431	[1]	Sprouts Farmers Market, Inc.	17,327,305
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
76,685		Turning Point Brands, Inc.	$ 4,887,902
43,064	[1]	United Natural Foods, Inc.	1,280,723
38,583	[1]	Vital Farms, Inc.	1,692,829
		TOTAL	57,252,983
		Energy—4.1%
104,330	[1]	Amplify Energy Corp.	557,122
408,151		Ardmore Shipping Corp.	4,844,752
149,153	[1]	CNX Resources Corp.	4,083,809
95,819		Core Natural Resources, Inc.	8,656,288
717,966		Crescent Energy Co.	10,812,568
26,013		Diversified Energy Co. PLC	414,647
115,811	[1]	Gulf Island Fabrication, Inc.	830,365
45,530		Kinetik Holdings, Inc.	2,933,498
133,101		Kodiak Gas Services, Inc.	6,226,465
11,147	[1]	Nabors Industries Ltd.	637,831
53,407	[1]	NextDecade Corp.	452,891
70,235	[1]	Oceaneering International, Inc.	1,745,340
309,021	[1]	Oil States International, Inc.	1,569,827
23,532		Peabody Energy Corp.	427,106
305,681		SM Energy Co.	11,603,651
14,318		Teekay Tankers Ltd., Class A	600,210
11,428		Weatherford International PLC	719,393
78,232		World Kinect Corp.	2,211,619
		TOTAL	59,327,382
		Financials—19.2%
139,089		Acadian Asset Management, Inc.	3,466,098
44,200		Alerus Financial Corp.	934,388
206,922		Amalgamated Financial Corp.	7,229,855
39,195		Artisan Partners Asset Management, Inc.	1,751,625
7,753		BancFirst Corp.	923,227
70,789		Banco Latinoamericano de Comercio Exterior S.A., Class E	2,674,408
406,790		BankUnited, Inc.	16,723,137
26,505		Bread Financial Holdings, Inc.	1,678,562
1,182,520		BrightSpire Capital, Inc.	6,657,588
439,444		Byline Bancorp, Inc.	12,893,287
183,907	[1]	Cantaloupe, Inc.	1,497,003
355,839		CNO Financial Group, Inc.	14,212,210
73,723	[1]	Customers Bancorp, Inc.	4,200,736
39,038		Employers Holdings, Inc.	1,919,108
286,072		FB Financial Corp.	15,107,462
640,112	[1]	Fidelis Insurance	10,561,848
69,125		Financial Institutions, Inc.	1,822,826
35,085		First Business Financial Services, Inc.	1,812,491
300,312		First Foundation, Inc.	1,546,607
1,769,817	[2]	Flagstar Financial, Inc.	20,936,935
97,054		Fulton Financial Corp.	1,974,078
274,397	[1]	Hamilton Insurance Group, Ltd.	5,249,215
94,957		HarborOne Bancorp, Inc.	1,032,183
27,755		HCI Group, Inc.	3,384,167
24,559		Heritage Financial Corp.	631,166
31,294		Hometrust Bancshares, Inc.	1,150,680
113,779		Independent Bank Corp./MI	4,141,556
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
373,520		Jackson Financial, Inc.	$ 35,200,525
280,090	[1]	LendingClub Corp.	3,778,414
114,117	[1]	LendingTree, Inc.	5,127,277
12,082	[1]	Mr. Cooper Group, Inc.	1,254,232
54,227	[1]	NCR Atleos Corp.	1,727,672
30,151	[1]	NMI Holdings, Inc.	1,164,432
118,817		OFG Bancorp	5,074,674
61,334	[1]	Palomar Holdings, Inc.	6,616,099
44,758	[1]	Paysafe Ltd.	868,305
39,120		Peapack-Gladstone Financial Corp.	1,238,148
20,893		Peoples Bancorp, Inc.	682,156
27,694		Preferred Bank Los Angeles, CA	2,530,124
81,705		PROG Holdings, Inc.	3,492,889
95,810		QCR Holdings, Inc.	7,450,186
131,620		RLI Corp.	9,654,327
48,273		ServisFirst Bancshares, Inc.	4,376,913
216,195	[1]	Siriuspoint Ltd.	3,147,799
264,112	[1]	Skyward Specialty Insurance Group, Inc.	11,694,879
40,183	[1]	Texas Capital Bancshares, Inc.	3,172,448
55,204		The Bank of NT Butterfield & Son Ltd.	2,025,435
52,911		Tiptree, Inc.	1,060,336
298,142		Trustmark Corp.	11,180,325
42,612		Universal Insurance Holdings, Inc.	824,116
125,104		Victory Capital Holdings, Inc.	8,279,383
138,739		Western New England Bancorp, Inc.	1,306,921
		TOTAL	279,040,461
		Health Care—17.2%
178,607	[1]	4D Molecular Therapeutics, Inc.	1,000,199
786,677	[1]	ADMA Biologics, Inc.	12,704,834
227,814	[1]	Aldeyra Therapeutics, Inc.	1,193,745
352,734	[1]	Alignment Healthcare, Inc.	5,428,576
261,617	[1]	Alkermes PLC	8,248,784
293,669	[1]	AMN Healthcare Services, Inc.	8,081,771
249,033	[1]	Amneal Pharmaceuticals, Inc.	2,057,013
95,145	[1]	Arcellx, Inc.	6,482,229
413,591	[1]	Arcutis Biotherapeutics, Inc.	5,475,945
421,642	[1]	Atea Pharmaceuticals, Inc.	1,290,225
113,874	[1,2]	Biomea Fusion, Inc.	475,993
86,222	[1]	Blueprint Medicines Corp.	9,702,562
355,141	[1,2]	BrightSpring Health Services, Inc.	8,381,328
20,826	[1]	CareDx, Inc.	485,246
52,402	[1]	Catalyst Pharmaceutical Partners, Inc.	1,182,189
743,230	[1]	Codexis, Inc.	3,114,134
644,892	[1]	Community Health Systems, Inc.	2,063,654
244,455	[1]	Emergent BioSolutions, Inc.	2,750,119
61,931	[1]	Enliven Therapeutics, Inc.	1,353,812
90,929	[1]	Entrada Therapeutics, Inc.	1,222,086
281,850	[1]	Evolent Health, Inc.	2,945,333
390,620	[1]	Fate Therapeutics, Inc.	507,806
6,694	[1]	Glaukos Corp.	1,047,209
75,475	[1]	Guardant Health, Inc.	3,545,815
184,880	[1]	Halozyme Therapeutics, Inc.	10,471,603
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
280,633	[1]	Harmony Biosciences Holdings, Inc.	$ 10,880,141
21,054	[1]	Hims & Hers Health, Inc.	784,893
356,614	[1]	Inogen, Inc.	4,168,818
103,728	[1]	Insmed, Inc.	7,943,490
248,145	[1]	Ironwood Pharmaceuticals, Inc.	580,659
198,265	[1]	Keros Therapeutics, Inc.	2,260,221
22,982		LeMaitre Vascular, Inc.	2,227,645
69,674	[1]	Livanova PLC	3,480,216
1,313,805	[1]	Mannkind Corp.	7,606,931
71,708	[1]	Mirum Pharmaceuticals, Inc.	3,505,087
159,134	[1]	Novocure Ltd.	3,901,966
476,205	[1]	Omnicell, Inc.	21,424,463
430,834	[1,2]	Pacific Biosciences of California, Inc.	663,484
133,256	[1]	Pediatrix Medical Group, Inc.	1,862,919
17,406	[1]	Pennant Group, Inc./The	460,737
112,922	[1]	PROCEPT BioRobotics Corp.	8,186,845
438,534	[1]	Prothena Corp. PLC	6,240,339
27,352	[1]	PTC Therapeutics, Inc.	1,254,910
373,693	[1]	RAPT Therapeutics, Inc.	426,010
59,791	[1]	Rhythm Pharmaceuticals, Inc.	3,553,379
769,444	[1]	SAGE Therapeutics, Inc.	5,578,469
10,326	[1]	Scholar Rock Holding Corp.	416,964
260,304	[1]	Siga Technologies, Inc.	1,556,618
245,838	[1]	Tactile Systems Technology, Inc.	4,304,623
37,080	[1]	Tarsus Pharmaceuticals, Inc.	1,993,421
185,943	[1]	Teladoc Health, Inc.	1,889,181
24,160	[1]	Tg Therapeutics, Inc.	765,872
535,318	[1]	Travere Therapeutics, Inc.	10,952,606
416,167	[1]	TruBridge, Inc.	10,329,265
624,548	[1]	Vanda Pharmaceuticals, Inc.	2,754,257
109,585	[1]	Veracyte, Inc.	4,983,926
230,439	[1]	Waystar Holding Corp.	9,261,343
326,002	[1]	Zentalis Pharmaceuticals, Inc.	567,243
171,954	[1]	Zymeworks, Inc.	2,510,528
		TOTAL	250,489,679
		Industrials—16.5%
901,468	[1,2]	Array Technologies, Inc.	6,607,760
114,094		Atmus Filtration Technologies, Inc.	4,771,411
185,540	[1]	Blue Bird Corp.	6,608,935
329,259	[1]	BrightView Holdings, Inc.	5,189,122
59,331	[1]	Cimpress PLC	3,944,325
96,294	[1]	Concrete Pumping Holdings, Inc.	814,647
9,660	[1]	Construction Partners, Inc.	776,664
450,938		Costamare, Inc.	5,257,937
27,340		Emcor Group, Inc.	12,249,960
106,155	[1]	Exlservice Holding, Inc.	5,335,350
5,627		Federal Signal Corp.	553,190
14,078	[1]	Fluor Corp.	678,700
112,044	[1]	Forrester Research, Inc.	1,708,671
78,902	[1]	Forward Air Corp.	2,544,590
106,672	[1]	Franklin Covey Co.	4,043,936
192,263	[1,2]	Fuelcell Energy, Inc.	1,476,580
Semi-Annual Financial Statements and Additional Information
4

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
142,903	[1]	GMS, Inc.	$ 12,052,439
60,278		Griffon Corp.	4,567,264
270,349	[1,2]	Hertz Global Holdings, Inc.	1,116,541
67,890	[1]	Hurco Co., Inc.	1,458,956
53,181	[1]	Huron Consulting Group, Inc.	6,742,287
82,216		Hyster-Yale, Inc.	4,391,979
22,967		Interface, Inc.	568,663
199,618	[1]	Manitowoc, Inc.	1,994,184
515,285	[1]	Mistras Group, Inc.	5,111,627
61,335	[1]	MRC Global, Inc.	900,398
553,870		Mueller Water Products, Inc.	12,739,010
35,594	[1,2]	NuScale Power Corp.	848,561
247,451	[1]	Parsons Corp.	19,615,441
56,289		Pitney Bowes, Inc.	501,535
191,721		Primoris Services Corp.	14,718,421
226,605	[1,2]	Redwire Corp.	5,420,392
1,285,825	[1]	Resideo Technologies, Inc.	28,956,779
326,570		REV Group, Inc.	11,331,979
1,127,488	[1]	Shoals Technologies Group, Inc.	5,389,393
99,097	[1]	SkyWest, Inc.	11,982,809
6,424	[1]	Sterling Construction Co., Inc.	914,906
7,942		Tennant Co.	679,200
111,166		Terex Corp.	5,345,973
286,978		The Shyft Group, Inc.	3,446,606
238,459	[1]	Triumph Group, Inc.	4,468,722
862,135	[1]	TTEC Holdings, Inc.	3,258,870
51,157	[1]	V2X, Inc.	2,666,814
44,865	[1]	Vicor Corp.	2,294,396
715,526	[1,2]	Virgin Galactic Holdings, Inc.	3,405,904
11,957	[1]	WNS Holdings Ltd.	732,366
		TOTAL	240,184,193
		Information Technology—14.2%
489,718	[1]	8x8, Inc.	1,371,210
594,117		Adtran Holdings, Inc.	6,160,993
138,106	[1]	Alkami Technology, Inc.	4,804,708
11,078	[1]	AppFolio, Inc.	2,591,255
144,057	[1]	Arteris, Inc.	1,529,885
593,776	[1]	AvePoint, Inc.	11,151,113
80,304	[1]	Axcelis Technologies, Inc.	5,460,672
43,104	[1]	Blackline, Inc.	2,752,190
66,471	[1]	Box, Inc.	2,219,467
223,571	[1]	Cerence, Inc.	2,785,695
507,814		Clear Secure, Inc.	12,019,957
30,063	[1]	Clearfield, Inc.	1,096,999
246,253	[1]	Clearwater Analytics Holdings, Inc.	6,934,485
361,831	[1]	CommScope Holdings Co., Inc.	1,827,247
19,222	[1]	Commvault Systems, Inc.	3,061,296
147,017	[1]	Credo Technology Group Holding Ltd.	10,294,130
53,550	[1]	Digi International, Inc.	1,673,438
775,082	[1]	Extreme Networks, Inc.	12,254,046
128,473	[1]	Fastly, Inc.	1,345,112
11,536	[1]	FormFactor, Inc.	462,017
Semi-Annual Financial Statements and Additional Information
5

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
39,066	[1]	Impinj, Inc.	$ 4,957,085
74,338	[1]	Intapp, Inc.	5,299,556
39,502	[2]	InterDigital, Inc.	7,228,076
14,852	[1]	Itron, Inc.	1,594,511
18,277	[1]	Life360, Inc.	835,624
223,004	[1]	LiveRamp Holdings, Inc.	7,582,136
1,224,743		Methode Electronics, Inc., Class A	13,864,091
68,075	[1]	NetScout Systems, Inc.	1,622,908
157,975	[1]	NextNav, Inc.	1,963,629
762,021	[1]	ON24, Inc.	5,250,325
36,268	[1]	Q2 Holdings, Inc.	3,451,626
21,798	[1]	Qualys, Inc.	3,038,859
732,729	[1]	Rackspace Technology, Inc.	1,927,077
292,602	[1]	Ribbon Communications, Inc.	1,199,668
116,216		Sapiens International Corp. NV	3,179,670
147,310	[1]	Semrush Holdings, Inc.	2,569,086
87,941	[1]	Semtech Corp.	5,888,529
958,852	[1]	Sprinklr, Inc.	8,543,371
64,921	[1]	Tenable Holdings, Inc.	2,797,446
686,705	[1]	Unisys Corp.	4,573,455
94,929	[1]	Varonis Systems, Inc.	4,305,980
52,957	[1]	Veeco Instruments, Inc.	1,344,049
19,438	[1]	Verint Systems, Inc.	493,336
53,485	[1]	Vertex, Inc.	3,088,759
56,573	[1]	Viant Technology, Inc.	1,251,961
243,199	[1]	Weave Communications, Inc.	3,969,008
320,158		Xerox Holdings Corp.	2,734,149
1,453,442	[1]	Yext, Inc.	9,563,648
		TOTAL	205,913,533
		Materials—4.6%
47,157		Commercial Metals Corp.	2,286,643
194,522	[1]	Knife River Corp.	20,148,589
14,411		Koppers Holdings, Inc.	428,871
17,468		Olympic Steel, Inc.	602,122
40,780	[1]	PureCycle Technologies, Inc.	379,662
1,035,464	[1]	Rayonier Advanced Materials, Inc.	8,283,712
3,008,763	[1]	SSR Mining, Inc.	24,160,367
770,710		SunCoke Energy, Inc.	7,236,967
28,917		Sylvamo Corp.	2,316,252
12,391		Worthington Steel, Inc.	359,958
		TOTAL	66,203,143
		Real Estate—5.9%
531,773		American Healthcare REIT, Inc.	15,043,858
2,219,897		Brandywine Realty Trust	12,187,234
114,638	[1]	Cushman & Wakefield PLC	1,580,858
178,790		Essential Properties Realty Trust, Inc.	5,739,159
439,142		Macerich Co. (The)	9,125,371
471,259		Newmark Group, Inc.	6,658,890
338,280		Outfront Media, Inc.	6,224,352
195,339	[1]	Real Brokerage, Inc./The	1,000,136
360,660	[1]	Redfin Corp.	2,885,280
330,497		RMR Group, Inc./The	6,170,379
Semi-Annual Financial Statements and Additional Information
6

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
81,930	SL Green Realty Corp.	$ 5,521,263
169,018	Tanger, Inc.	5,547,171
486,813	Xenia Hotels & Resorts, Inc.	7,282,722
	TOTAL	84,966,673
	Utilities—1.3%
27,090	Avista Corp.	992,036
36,707	Black Hills Corp.	2,155,802
62,942	Hawaiian Electric Industries, Inc.	575,290
138,132	Otter Tail Corp.	10,641,689
125,931	Portland General Electric Co.	5,180,801
	TOTAL	19,545,618
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,101,938,312)	1,429,307,266
	INVESTMENT COMPANY—4.2%
61,508,407	Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[3] (IDENTIFIED COST $61,508,407)	61,508,407
	TOTAL INVESTMENT IN SECURITIES—102.6% (IDENTIFIED COST $1,163,446,719)[4]	1,490,815,673
	OTHER ASSETS AND LIABILITIES - NET—(2.6)%[5]	(37,914,391)
	TOTAL NET ASSETS—100%	$1,452,901,282
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2025, were as follows:
Affiliated	Value as of 7/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 1/31/2025	Shares Held as of 1/31/2025	Dividend Income
Affiliated issuers no longer in the portfolio at period end	$679,244	$—	$(666,703)	$69,552	$(82,093)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$679,244	$—	$(666,703)	$69,552	$(82,093)	$—	—	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2024	$49,546,631
Purchases at Cost	$209,308,052
Proceeds from Sales	$(197,346,276)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2025	$61,508,407
Shares Held as of 1/31/2025	61,508,407
Dividend Income	$1,157,220

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Semi-Annual Financial Statements and Additional Information
7

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.01	$21.08	$20.57	$26.48	$17.19	$18.87
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.04	(0.01)	0.04
Net realized and unrealized gain (loss)	1.32	3.91	1.15	(1.95)	9.35	(1.68)
Total From Investment Operations	1.34	3.95	1.20	(1.91)	9.34	(1.64)
Less Distributions:
Distributions from net investment income	(0.03)	(0.02)	—	(0.04)	(0.05)	(0.04)
Distributions from net realized gain	—	—	(0.69)	(3.96)	—	—
Total Distributions	(0.03)	(0.02)	(0.69)	(4.00)	(0.05)	(0.04)
Net Asset Value, End of Period	$26.32	$25.01	$21.08	$20.57	$26.48	$17.19
Total Return[2]	5.37%	18.75%	6.23%	(9.54)%	54.38%	(8.71)%
Ratios to Average Net Assets:
Net expenses[3]	1.13%[4]	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	0.18%[4]	0.21%	0.26%	0.15%	(0.03)%	0.24%
Expense waiver/reimbursement[5]	0.19%[4]	0.24%	0.25%	0.23%	0.29%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$133,355	$129,184	$121,927	$131,704	$101,026	$78,347
Portfolio turnover[6]	31%	85%	128%	124%	150%	223%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.58	$17.48	$17.32	$23.02	$15.03	$16.58
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.11)	(0.10)	(0.13)	(0.15)	(0.08)
Net realized and unrealized gain (loss)	1.09	3.21	0.95	(1.61)	8.14	(1.47)
Total From Investment Operations	1.02	3.10	0.85	(1.74)	7.99	(1.55)
Less Distributions:
Distributions from net realized gain	—	—	(0.69)	(3.96)	—	—
Net Asset Value, End of Period	$21.60	$20.58	$17.48	$17.32	$23.02	$15.03
Total Return[2]	4.96%	17.73%	5.35%	(10.30)%	53.16%	(9.35)%
Ratios to Average Net Assets:
Net expenses[3]	1.97%[4]	1.98%	1.98%	1.96%	1.88%	1.88%
Net investment income (loss)	(0.65)%[4]	(0.63)%	(0.59)%	(0.65)%	(0.78)%	(0.51)%
Expense waiver/reimbursement[5]	0.02%[4]	0.06%	0.06%	0.08%	0.18%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,721	$24,425	$24,784	$26,809	$29,567	$22,720
Portfolio turnover[6]	31%	85%	128%	124%	150%	223%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.25	$22.11	$21.54	$27.53	$17.87	$19.59
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.10	0.10	0.10	0.05	0.09
Net realized and unrealized gain (loss)	1.38	4.11	1.20	(2.04)	9.71	(1.74)
Total From Investment Operations	1.44	4.21	1.30	(1.94)	9.76	(1.65)
Less Distributions:
Distributions from net investment income	(0.09)	(0.07)	(0.04)	(0.09)	(0.10)	(0.07)
Distributions from net realized gain	—	—	(0.69)	(3.96)	—	—
Total Distributions	(0.09)	(0.07)	(0.73)	(4.05)	(0.10)	(0.07)
Net Asset Value, End of Period	$27.60	$26.25	$22.11	$21.54	$27.53	$17.87
Total Return[2]	5.51%	19.09%	6.47%	(9.31)%	54.73%	(8.45)%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income	0.43%[4]	0.44%	0.51%	0.40%	0.21%	0.49%
Expense waiver/reimbursement[5]	0.09%[4]	0.14%	0.15%	0.15%	0.15%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,095,774	$1,026,996	$883,270	$995,056	$843,803	$574,041
Portfolio turnover[6]	31%	85%	128%	124%	150%	223%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.26	$22.12	$21.55	$27.54	$17.87	$19.59
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.10	0.11	0.11	0.06	0.09
Net realized and unrealized gain (loss)	1.39	4.11	1.20	(2.05)	9.71	(1.74)
Total From Investment Operations	1.45	4.21	1.31	(1.94)	9.77	(1.65)
Less Distributions:
Distributions from net investment income	(0.10)	(0.07)	(0.05)	(0.09)	(0.10)	(0.07)
Distributions from net realized gain	—	—	(0.69)	(3.96)	—	—
Total Distributions	(0.10)	(0.07)	(0.74)	(4.05)	(0.10)	(0.07)
Net Asset Value, End of Period	$27.61	$26.26	$22.12	$21.55	$27.54	$17.87
Total Return[2]	5.52%	19.09%	6.47%	(9.30)%	54.79%	(8.44)%
Ratios to Average Net Assets:
Net expenses[3]	0.87%[4]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income	0.45%[4]	0.43%	0.52%	0.44%	0.24%	0.49%
Expense waiver/reimbursement[5]	0.02%[4]	0.06%	0.06%	0.06%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$200,051	$192,898	$133,351	$63,242	$64,191	$47,631
Portfolio turnover[6]	31%	85%	128%	124%	150%	223%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Statement of Assets and Liabilities
January 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $31,598,845 of securities loaned and $61,508,407 of investments in affiliated holdings* (identified cost $1,163,446,719, including $61,508,407 of identified cost in affiliated holdings)	$1,490,815,673
Income receivable	472,214
Income receivable from affiliated holdings	101,748
Receivable for investments sold	969,679
Receivable for shares sold	1,467,511
Total Assets	1,493,826,825
Liabilities:
Payable for investments purchased	1,157,504
Payable for shares redeemed	7,689,230
Payable for collateral due to broker for securities lending (Note 2)	31,739,808
Payable for investment adviser fee (Note 5)	30,132
Payable for administrative fee (Note 5)	3,127
Payable for distribution services fee (Note 5)	15,131
Payable for other service fees (Notes 2 and 5)	61,193
Accrued expenses (Note 5)	229,418
Total Liabilities	40,925,543
Net assets for 53,115,129 shares outstanding	$1,452,901,282
Net Assets Consist of:
Paid-in capital	$1,116,583,337
Total distributable earnings (loss)	336,317,945
Total Net Assets	$1,452,901,282
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($133,354,952 ÷ 5,065,752 shares outstanding), no par value, unlimited shares authorized	$26.32
Offering price per share (100/94.50 of $26.32)	$27.85
Redemption proceeds per share	$26.32
Class C Shares:
Net asset value per share ($23,721,340 ÷ 1,098,095 shares outstanding), no par value, unlimited shares authorized	$21.60
Offering price per share	$21.60
Redemption proceeds per share (99.00/100 of $21.60)	$21.38
Institutional Shares:
Net asset value per share ($1,095,774,218 ÷ 39,705,563 shares outstanding), no par value, unlimited shares authorized	$27.60
Offering price per share	$27.60
Redemption proceeds per share	$27.60
Class R6 Shares:
Net asset value per share ($200,050,772 ÷ 7,245,719 shares outstanding), no par value, unlimited shares authorized	$27.61
Offering price per share	$27.61
Redemption proceeds per share	$27.61

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Operations
Six Months Ended January 31, 2025 (unaudited)

Investment Income:
Dividends (including $648,113 received from affiliated holdings* and net of foreign taxes withheld of $15,767)	$8,934,449
Net income on securities loaned (includes $509,107 earned from affiliated holdings related to cash collateral balances*) (Note 2)	396,763
TOTAL INCOME	9,331,212
Expenses:
Investment adviser fee (Note 5)	5,417,932
Administrative fee (Note 5)	551,592
Custodian fees	30,413
Transfer agent fees (Note 2)	665,384
Directors’/Trustees’ fees (Note 5)	3,295
Auditing fees	17,026
Legal fees	5,511
Portfolio accounting fees	92,248
Distribution services fee (Note 5)	91,624
Other service fees (Notes 2 and 5)	193,423
Share registration costs	47,924
Printing and postage	48,873
Miscellaneous (Note 5)	17,037
TOTAL EXPENSES	7,182,282
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(115,008)
Reimbursement of other operating expenses (Notes 2 and 5)	(520,379)
TOTAL WAIVER AND REIMBURSEMENTS	(635,387)
Net expenses	6,546,895
Net investment income	2,784,317
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(82,093) on sales of investments in affiliated holdings*)	57,998,138
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $69,552 on investments in affiliated holdings*)	13,015,293
Net realized and unrealized gain (loss) on investments	71,013,431
Change in net assets resulting from operations	$73,797,748

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,784,317	$4,587,800
Net realized gain (loss)	57,998,138	92,661,079
Net change in unrealized appreciation/depreciation	13,015,293	115,661,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	73,797,748	212,910,480
Distributions to Shareholders:
Class A Shares	(157,684)	(108,020)
Institutional Shares	(3,742,443)	(2,782,523)
Class R6 Shares	(702,672)	(425,859)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,602,799)	(3,316,402)
Share Transactions:
Proceeds from sale of shares	202,143,968	338,093,250
Net asset value of shares issued to shareholders in payment of distributions declared	4,255,657	3,011,718
Cost of shares redeemed	(196,196,150)	(340,528,111)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,203,475	576,857
Change in net assets	79,398,424	210,170,935
Net Assets:
Beginning of period	1,373,502,858	1,163,331,923
End of period	$1,452,901,282	$1,373,502,858
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Notes to Financial Statements
January 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
16

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $635,387 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$128,904	$(115,570)
Class C Shares	13,282	—
Institutional Shares	512,933	(404,809)
Class R6 Shares	10,265	—
TOTAL	$665,384	$(520,379)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Financial Statements and Additional Information
17

For the six months ended January 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$163,529
Class C Shares	29,894
TOTAL	$193,423
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$31,598,845	$31,739,808
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
18

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	442,214	$11,388,276	649,073	$14,217,453
Shares issued to shareholders in payment of distributions declared	5,613	143,416	4,329	98,053
Shares redeemed	(546,905)	(14,029,583)	(1,273,906)	(27,354,654)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(99,078)	$(2,497,891)	(620,504)	$(13,039,148)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	62,199	$1,309,589	102,472	$1,836,494
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(150,640)	(3,194,952)	(334,086)	(5,916,518)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(88,441)	$(1,885,363)	(231,614)	$(4,080,024)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,993,954	$162,686,349	11,721,698	$262,089,678
Shares issued to shareholders in payment of distributions declared	129,165	3,459,049	105,903	2,513,068
Shares redeemed	(5,546,816)	(148,824,454)	(12,650,879)	(279,083,972)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	576,303	$17,320,944	(823,278)	$(14,481,226)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	993,200	$26,759,754	2,577,304	$59,949,625
Shares issued to shareholders in payment of distributions declared	24,373	653,192	16,874	400,597
Shares redeemed	(1,117,974)	(30,147,161)	(1,276,928)	(28,172,967)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(100,401)	$(2,734,215)	1,317,250	$32,177,255
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	288,383	$10,203,475	(358,146)	$576,857
4. FEDERAL TAX INFORMATION
At January 31, 2025, the cost of investments for federal tax purposes was $1,163,446,719. The net unrealized appreciation of investments for federal tax purposes was $327,368,954. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $387,169,946 and unrealized depreciation from investments for those securities having an excess of cost over value of $59,800,992.
As of July 31, 2024, the Fund had a capital loss carryforward of $46,419,015 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$46,419,015	$—	$46,419,015
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Prior to October 1, 2024, the investment adviser fee was 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2025, the Adviser voluntarily waived $98,797 of its fee and voluntarily reimbursed $520,379 of transfer agent fees.
Semi-Annual Financial Statements and Additional Information
19

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2025, the Adviser reimbursed $16,211.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$91,624
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2025, FSC retained $10,219 of fees paid by the Fund. For the six months ended January 31, 2025, Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2025, FSC retained $2,969 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended January 31, 2025, FSSC received $1,920 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 2.00%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information
20

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2025, were as follows:
Purchases	$441,750,309
Sales	$433,529,562
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2025, the Fund had no outstanding loans. During the six months ended January 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2025, there were no outstanding loans. During the six months ended January 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
21

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes MDT Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	95,072,849.896	2,112,373.429	0	N/A
John B. Fisher	95,169,769.404	2,015,453.921	0	N/A
John G. Carson	95,107,914.853	2,077,308.472	0	N/A
G. Thomas Hough	95,391,309.917	1,793,913.408	0	N/A
Karen L. Larrimer	95,518,982.203	1,666,241.122	0	N/A
Max F. Miller	95,370,464.466	1,814,758.859	0	N/A
Frank J. Nasta	95,089,526.445	2,095,696.880	0	N/A
Thomas M. O’Neill	95,074,994.090	2,110,229.235	0	N/A
Madelyn A. Reilly	95,492,912.714	1,692,310.611	0	N/A
John S. Walsh	95,030,228.866	2,154,994.459	0	N/A
Semi-Annual Financial Statements and Additional Information
22

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Small Cap Core Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
23

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information
24

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the five-year period, and was above the Performance Peer Group median for the one-year and three-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Financial Statements and Additional Information
25

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction for the Fund in an agreed upon amount, effective on or about October 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Semi-Annual Financial Statements and Additional Information
26

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
27

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Small Cap Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
36359 (3/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2025

Share Class | Ticker	A | QASGX	C | QCSGX	Institutional | QISGX	R6 | QLSGX

Federated Hermes MDT Small Cap Growth Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—2.1%
183,583	[1]	Cinemark Holdings, Inc.	$ 5,255,981
121,779	[1]	E.W. Scripps Co.	228,944
177,359	[1]	Grindr, Inc.	3,164,085
224,153	[1]	Vimeo Holdings, Inc.	1,504,067
15,513	[1]	Yelp, Inc.	619,589
		TOTAL	10,772,666
		Consumer Discretionary—10.6%
21,287	[1]	Abercrombie & Fitch Co., Class A	2,541,242
31,586	[1]	American Public Education, Inc.	700,262
4,565	[1]	Boot Barn Holdings, Inc.	734,280
46,918	[1]	Brinker International, Inc.	8,537,669
11,663	[1]	Carvana Co.	2,886,359
113,509	[1]	Chegg, Inc.	174,804
225,327	[1]	Coursera, Inc.	1,737,271
110,175	[1,2]	EVGO, Inc.	382,307
65,741	[1]	Frontdoor, Inc.	3,936,571
141,207	[1]	iRobot Corp.	1,085,882
10,072	[1]	MasterCraft Boat Holdings, Inc.	183,411
98,968	[1]	National Vision Holdings, Inc.	1,128,235
45,347		OneSpaWorld Holdings Ltd.	968,612
172,571	[1]	Peloton Interactive, Inc.	1,337,425
76,324	[1]	Revolve Group, Inc.	2,410,312
499,736	[1]	Rush Street Interactive, Inc.	7,286,151
6,057	[1]	Shake Shack, Inc.	715,513
7,282		Texas Roadhouse, Inc.	1,318,770
503,422	[1]	Udemy, Inc.	3,765,597
72,662	[1]	Universal Technical Institute, Inc.	1,993,119
73,386		Upbound Group, Inc.	2,153,145
26,397	[1]	Victoria’s Secret & Co.	959,795
15,561	[1]	Visteon Corp.	1,308,058
87,725	[1]	Warby Parker, Inc.	2,430,860
194,388		Wolverine World Wide, Inc.	4,340,684
		TOTAL	55,016,334
		Consumer Staples—4.6%
151,401	[1,2]	Beauty Health Co./The	252,840
75,517	[1]	Bellring Brands, Inc.	5,841,240
26,322		Energizer Holdings, Inc.	894,685
71,676	[1]	Medifast, Inc.	1,125,313
16,425		Natural Grocers by Vitamin Cottage, Inc.	715,144
64,377	[1]	Sprouts Farmers Market, Inc.	10,193,454
72,851		Turning Point Brands, Inc.	4,643,523
		TOTAL	23,666,199
		Energy—2.2%
49,148		Crescent Energy Co.	740,169
55,259	[1]	DMC Global, Inc.	449,808
36,746		Kinetik Holdings, Inc.	2,367,545
37,157		Kodiak Gas Services, Inc.	1,738,205
110,912		Magnolia Oil & Gas Corp.	2,628,614
24,295	[1]	Oceaneering International, Inc.	603,731
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
77,443		SM Energy Co.	$ 2,939,736
		TOTAL	11,467,808
		Financials—9.1%
157,589		Acadian Asset Management, Inc.	3,927,118
33,893		Artisan Partners Asset Management, Inc.	1,514,678
10,219	[1]	Axos Financial, Inc.	714,615
64,903	[2]	B. Riley Financial, Inc.	298,878
82,800	[1]	Cantaloupe, Inc.	673,992
11,123	[1]	Coastal Financial Corp.	991,949
4,871	[1]	Dave, Inc.	466,739
23,367	[1]	Donnelley Financial Solutions, Inc.	1,550,868
332,119	[1]	Fidelis Insurance	5,479,963
196,497		First Foundation, Inc.	1,011,960
121,323	[1]	Hamilton Insurance Group, Ltd.	2,320,909
11,534		HCI Group, Inc.	1,406,341
25,181	[1]	LendingTree, Inc.	1,131,382
55,273	[1]	NCR Atleos Corp.	1,760,998
35,097	[1]	Palomar Holdings, Inc.	3,785,913
21,086		PROG Holdings, Inc.	901,426
16,008		RLI Corp.	1,174,187
15,253		ServisFirst Bancshares, Inc.	1,382,990
154,690	[1]	Siriuspoint Ltd.	2,252,286
136,913	[1]	Skyward Specialty Insurance Group, Inc.	6,062,508
7,429	[1]	Upstart Holdings, Inc.	480,991
114,584		Victory Capital Holdings, Inc.	7,583,169
		TOTAL	46,873,860
		Health Care—23.1%
224,906	[1]	ADMA Biologics, Inc.	3,632,232
99,812	[1,2]	Agenus, Inc.	379,286
809,713	[1]	Akebia Therapeutics, Inc.	1,813,757
320,145	[1]	Aldeyra Therapeutics, Inc.	1,677,560
172,942	[1]	Alignment Healthcare, Inc.	2,661,577
42,022	[1]	Alkermes PLC	1,324,954
72,301	[1]	AMN Healthcare Services, Inc.	1,989,724
157,412	[1]	Amylyx Pharmaceuticals, Inc.	574,554
47,123	[1]	Arcellx, Inc.	3,210,490
165,985	[1]	Arcutis Biotherapeutics, Inc.	2,197,641
25,394	[1]	Assembly Biosciences, Inc.	355,770
127,738	[1]	Atea Pharmaceuticals, Inc.	390,878
66,338	[1]	Aurinia Pharmaceuticals, Inc.	527,387
85,733	[1]	Aveanna Healthcare Holdings, Inc.	394,372
165,882	[1]	BioCryst Pharmaceuticals, Inc.	1,310,468
52,298	[1]	Blueprint Medicines Corp.	5,885,094
180,144	[1,2]	BrightSpring Health Services, Inc.	4,251,398
191,303	[1,2]	Cabaletta Bio, Inc.	457,214
38,732	[1]	CareDx, Inc.	902,456
113,769	[1]	Catalyst Pharmaceutical Partners, Inc.	2,566,629
479,118	[1]	Codexis, Inc.	2,007,504
12,436	[1]	Corcept Therapeutics, Inc.	832,217
40,310	[1,2]	Enliven Therapeutics, Inc.	881,177
7,876		Ensign Group, Inc.	1,099,962
145,922	[1]	Evolent Health, Inc.	1,524,885
115,881	[1]	Fate Therapeutics, Inc.	150,645
20,536	[1]	Glaukos Corp.	3,212,652
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
75,756	[1]	Guardant Health, Inc.	$ 3,559,017
73,558	[1]	Halozyme Therapeutics, Inc.	4,166,325
118,708	[1]	Harmony Biosciences Holdings, Inc.	4,602,309
6,378	[1]	Harrow Health, Inc.	195,932
88,023	[1]	Hims & Hers Health, Inc.	3,281,497
78,894	[1]	Insmed, Inc.	6,041,703
89,195	[1]	Ironwood Pharmaceuticals, Inc.	208,716
152,269	[1]	Keros Therapeutics, Inc.	1,735,867
12,592	[1]	Krystal Biotech, Inc.	2,011,446
5,187	[1]	Lantheus Holdings, Inc.	479,849
13,387		LeMaitre Vascular, Inc.	1,297,602
44,305	[1]	Livanova PLC	2,213,035
471,022	[1]	Mannkind Corp.	2,727,217
71,493	[1]	MiMedx Group, Inc.	621,989
34,769	[1]	Mirum Pharmaceuticals, Inc.	1,699,509
315,180	[1]	NextCure, Inc.	253,657
122,406	[1]	Novocure Ltd.	3,001,395
14,520	[1]	Nurix Therapeutics, Inc.	286,189
141,810	[1]	Omnicell, Inc.	6,380,032
36,085	[1]	Pennant Group, Inc./The	955,170
19,250		Phibro Animal Health Corp.	419,843
55,569	[1]	PROCEPT BioRobotics Corp.	4,028,752
189,574	[1]	Prothena Corp. PLC	2,697,638
18,782	[1]	PTC Therapeutics, Inc.	861,718
159,667	[1]	Puma Biotechnology, Inc.	461,438
240,622	[1,2]	RAPT Therapeutics, Inc.	274,309
57,827	[1]	Rhythm Pharmaceuticals, Inc.	3,436,659
251,939	[1]	SAGE Therapeutics, Inc.	1,826,558
77,365	[1]	Siga Technologies, Inc.	462,643
154,616	[1]	Tactile Systems Technology, Inc.	2,707,326
36,498	[1]	Tarsus Pharmaceuticals, Inc.	1,962,132
52,138	[1]	Teladoc Health, Inc.	529,722
59,742	[1]	Tg Therapeutics, Inc.	1,893,821
37,857	[1]	Travere Therapeutics, Inc.	774,554
50,969	[1]	Vanda Pharmaceuticals, Inc.	224,773
67,177	[1]	Wave Life Sciences Ltd.	777,238
84,723	[1]	Waystar Holding Corp.	3,405,017
44,474	[1]	Y-mAbs Therapeutics, Inc.	265,510
153,438	[1]	Zentalis Pharmaceuticals, Inc.	266,982
		TOTAL	119,207,572
		Industrials—20.9%
36,696		Apogee Enterprises, Inc.	1,872,230
272,138	[1,2]	Array Technologies, Inc.	1,994,772
75,809		Atmus Filtration Technologies, Inc.	3,170,332
114,116	[1]	Blue Bird Corp.	4,064,812
37,385	[1]	Cimpress PLC	2,485,355
8,867		Comfort Systems USA, Inc.	3,872,662
34,598	[1]	Construction Partners, Inc.	2,781,679
285,238		Costamare, Inc.	3,325,875
3,985		CSW Industrials, Inc.	1,314,293
862	[1]	Dycom Industries, Inc.	163,056
16,811		Emcor Group, Inc.	7,532,337
17,176		EnerSys, Inc.	1,667,274
73,827	[1]	Exlservice Holding, Inc.	3,710,545
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
13,756		Federal Signal Corp.	$ 1,352,352
17,469	[1]	Fluor Corp.	842,180
13,250	[1]	Forrester Research, Inc.	202,062
18,547	[1]	Forward Air Corp.	598,141
69,728	[1]	Franklin Covey Co.	2,643,388
61,274	[1]	GMS, Inc.	5,167,849
33,461		Griffon Corp.	2,535,340
3,266		Herc Holdings, Inc.	666,133
28,986	[1]	Huron Consulting Group, Inc.	3,674,845
20,840		Hyster-Yale, Inc.	1,113,273
8,185		Interface, Inc.	202,661
26,437		KForce Com, Inc.	1,473,334
27,784	[1]	Legalzoom.com, Inc.	249,778
164,960	[1]	Mistras Group, Inc.	1,636,403
34,622	[1]	MRC Global, Inc.	508,251
300,117		Mueller Water Products, Inc.	6,902,691
33,741	[1,2]	NuScale Power Corp.	804,385
73,915	[1]	Parsons Corp.	5,859,242
48,981		Pitney Bowes, Inc.	436,421
2,533		Powell Industries, Inc.	607,363
101,241		Primoris Services Corp.	7,772,272
248,658	[1,2]	Redwire Corp.	5,947,899
7,614		REV Group, Inc.	264,206
14,601	[1]	Rocket Lab USA, Inc.	424,159
301,060	[1]	Shoals Technologies Group, Inc.	1,439,067
4,690	[1]	Sterling Construction Co., Inc.	667,950
35,805	[1]	Sun Country Airlines Holdings, Inc.	607,253
2,278		Tennant Co.	194,815
59,624		Terex Corp.	2,867,318
157,830		The Shyft Group, Inc.	1,895,538
217,037		TTEC Holdings, Inc.	820,400
66,085	[1]	Vicor Corp.	3,379,587
395,027	[1,2]	Virgin Galactic Holdings, Inc.	1,880,328
18,846		Watts Industries, Inc., Class A	3,896,976
6,909	[1]	Willdan Group, Inc.	244,199
14,417	[1]	Xometry, Inc.	478,789
		TOTAL	108,212,070
		Information Technology—20.5%
97,621	[1]	8x8, Inc.	273,339
44,705		A10 Networks, Inc.	876,665
71,811	[1,2]	Aehr Test Systems	813,619
55,142	[1]	Alkami Technology, Inc.	1,918,390
4,591	[1]	AppFolio, Inc.	1,073,881
101,973	[1]	Arteris, Inc.	1,082,953
299,119	[1]	AvePoint, Inc.	5,617,455
56,581	[1]	Axcelis Technologies, Inc.	3,847,508
2,539		Badger Meter, Inc.	543,118
14,245	[1]	Blackbaud, Inc.	1,099,002
22,978	[1]	Blackline, Inc.	1,467,145
57,715	[1]	Box, Inc.	1,927,104
186,745		Clear Secure, Inc.	4,420,254
46,334	[1]	Clearfield, Inc.	1,690,728
70,154	[1]	Clearwater Analytics Holdings, Inc.	1,975,537
43,314	[1]	Coda Octopus Group, Inc.	348,678
Semi-Annual Financial Statements and Additional Information
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
175,575	[1]	CommScope Holdings Co., Inc.	$ 886,654
7,687	[1]	Commvault Systems, Inc.	1,224,232
105,663	[1]	Credo Technology Group Holding Ltd.	7,398,523
67,560	[1]	Digi International, Inc.	2,111,250
161,146	[1]	Expensify, Inc.	576,903
218,926	[1]	Extreme Networks, Inc.	3,461,220
59,035	[1]	Fastly, Inc.	618,096
30,009	[1]	FormFactor, Inc.	1,201,860
26,528	[1]	Impinj, Inc.	3,366,138
58,856	[1]	Intapp, Inc.	4,195,844
26,483		InterDigital, Inc.	4,845,859
10,627	[1,2]	IonQ, Inc.	419,660
14,678	[1]	Itron, Inc.	1,575,830
23,826	[1]	Life360, Inc.	1,089,325
21,610	[1,2]	MARA Holdings, Inc.	396,327
58,451	[1,2]	NextNav, Inc.	726,546
329,985	[1]	ON24, Inc.	2,273,597
2,108	[1]	OSI Systems, Inc.	414,096
17,191	[1]	Pagerduty, Inc.	318,377
4,180		Progress Software Corp.	239,639
45,340	[1]	Q2 Holdings, Inc.	4,315,008
24,678	[1]	Qualys, Inc.	3,440,360
66,873		Sapiens International Corp. NV	1,829,645
153,267	[1]	Semrush Holdings, Inc.	2,672,976
28,015	[1]	Semtech Corp.	1,875,884
678,662	[1]	Sprinklr, Inc.	6,046,878
4,981	[1]	SPS Commerce, Inc.	919,891
20,245	[1]	Tenable Holdings, Inc.	872,357
27,281	[1]	Ultra Clean Holdings, Inc.	1,005,850
398,960	[1]	Unisys Corp.	2,657,074
55,524	[1]	Varonis Systems, Inc.	2,518,569
64,103	[1]	Veeco Instruments, Inc.	1,626,934
10,097	[1]	Verint Systems, Inc.	256,262
57,909	[1]	Vertex, Inc.	3,344,245
65,974	[1]	Weave Communications, Inc.	1,076,696
1,353	[1]	Workiva, Inc.	132,892
758,578	[1]	Yext, Inc.	4,991,443
		TOTAL	105,898,316
		Materials—3.1%
850	[1]	Alpha Metallurgical Resources, Inc.	155,695
6,168	[1]	ATI, Inc.	352,131
7,081		Cabot Corp.	612,294
71,759	[1]	Century Aluminum Co.	1,311,755
22,402		Commercial Metals Corp.	1,086,273
20,955	[1]	Ingevity Corp.	950,309
2,918		Kaiser Aluminum Corp.	204,260
88,537	[1]	Knife River Corp.	9,170,662
19,874		Koppers Holdings, Inc.	591,450
86,100	[1,3]	Rentech, Inc.	0
18,336		Sylvamo Corp.	1,468,714
		TOTAL	15,903,543
		Real Estate—1.7%
37,244	[2]	eXp World Holdings, Inc.	423,837
195,458		Outfront Media, Inc.	3,596,427
Semi-Annual Financial Statements and Additional Information
5

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
132,674	[1]	Real Brokerage, Inc./The	$ 679,291
132,180	[1]	Redfin Corp.	1,057,440
169,496		RMR Group, Inc./The	3,164,490
		TOTAL	8,921,485
		Utilities—0.2%
15,826		Otter Tail Corp.	1,219,235
		TOTAL COMMON STOCKS (IDENTIFIED COST $392,872,154)	507,159,088
		INVESTMENT COMPANY—4.7%
24,521,647		Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[4] (IDENTIFIED COST $24,521,647)	24,521,647
		TOTAL INVESTMENT IN SECURITIES—102.8% (IDENTIFIED COST $417,393,801)[5]	531,680,735
		OTHER ASSETS AND LIABILITIES - NET—(2.8)%[6]	(14,670,626)
		TOTAL NET ASSETS—100%	$517,010,109
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2025, were as follows:
Affiliated	Value as of 7/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 1/31/2025	Shares Held as of 1/31/2025	Dividend Income
Affiliated issuers no longer in the portfolio at period end	$298,818	$—	$(290,149)	$39,639	$(48,308)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$298,818	$—	$(290,149)	$39,639	$(48,308)	$—	—	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2024	$21,588,600
Purchases at Cost	$85,070,234
Proceeds from Sales	$(82,137,187)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2025	$24,521,647
Shares Held as of 1/31/2025	24,521,647
Dividend Income	$479,760

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Financial Statements and Additional Information
6

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$475,365,534	$—	$0	$475,365,534
International	31,793,554	—	—	31,793,554
Investment Company	24,521,647	—	—	24,521,647
TOTAL SECURITIES	$531,680,735	$—	$0	$531,680,735
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.19	$22.38	$20.80	$33.76	$23.89	$23.30
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.11)	(0.03)	(0.04)	(0.15)	(0.07)
Net realized and unrealized gain (loss)	1.58	2.92	2.24	(4.34)	10.16	0.66
Total From Investment Operations	1.52	2.81	2.21	(4.38)	10.01	0.59
Less Distributions:
Distributions from net realized gain	—	—	(0.63)	(8.58)	(0.14)	—
Net Asset Value, End of Period	$26.71	$25.19	$22.38	$20.80	$33.76	$23.89
Total Return[2]	6.03%	12.56%	11.18%	(18.45)%	42.03%	2.53%
Ratios to Average Net Assets:
Net expenses[3]	1.13%[4]	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	(0.46)%[4]	(0.51)%	(0.16)%	(0.16)%	(0.50)%	(0.32)%
Expense waiver/reimbursement[5]	0.25%[4]	0.26%	0.24%	0.21%	0.23%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$80,280	$80,198	$80,993	$88,900	$129,226	$92,389
Portfolio turnover[6]	35%	90%	138%	140%	163%	227%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.79	$17.73	$16.75	$28.99	$20.69	$20.32
Income From Investment Operations:
Net investment income (loss)[1]	(0.13)	(0.23)	(0.16)	(0.21)	(0.33)	(0.21)
Net realized and unrealized gain (loss)	1.23	2.29	1.77	(3.45)	8.77	0.58
Total From Investment Operations	1.10	2.06	1.61	(3.66)	8.44	0.37
Less Distributions:
Distributions from net realized gain	—	—	(0.63)	(8.58)	(0.14)	—
Net Asset Value, End of Period	$20.89	$19.79	$17.73	$16.75	$28.99	$20.69
Total Return[2]	5.56%	11.62%	10.27%	(19.14)%	40.93%	1.82%
Ratios to Average Net Assets:
Net expenses[3]	1.97%[4]	1.98%	1.96%	1.96%	1.88%	1.88%
Net investment income (loss)	(1.30)%[4]	(1.35)%	(0.99)%	(0.99)%	(1.25)%	(1.07)%
Expense waiver/reimbursement[5]	0.13%[4]	0.14%	0.12%	0.12%	0.15%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,487	$15,530	$18,262	$19,373	$28,084	$17,481
Portfolio turnover[6]	35%	90%	138%	140%	163%	227%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.15	$24.07	$22.27	$35.50	$25.05	$24.37
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.06)	0.02	0.02	(0.08)	(0.02)
Net realized and unrealized gain (loss)	1.71	3.15	2.42	(4.67)	10.67	0.70
Total From Investment Operations	1.68	3.09	2.44	(4.65)	10.59	0.68
Less Distributions:
Distributions from net investment income	—	(0.01)	(0.01)	—	—	—
Distributions from net realized gain	—	—	(0.63)	(8.58)	(0.14)	—
Total Distributions	—	(0.01)	(0.64)	(8.58)	(0.14)	—
Net Asset Value, End of Period	$28.83	$27.15	$24.07	$22.27	$35.50	$25.05
Total Return[2]	6.19%	12.85%	11.49%	(18.29)%	42.40%	2.79%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss)	(0.21)%[4]	(0.27)%	0.09%	0.08%	(0.25)%	(0.07)%
Expense waiver/reimbursement[5]	0.21%[4]	0.23%	0.20%	0.18%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$230,780	$218,620	$258,459	$304,721	$428,578	$354,204
Portfolio turnover[6]	35%	90%	138%	140%	163%	227%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2025	Year Ended July 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.17	$24.09	$22.29	$35.51	$25.06	$24.36
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.06)	0.02	0.02	(0.08)	(0.02)
Net realized and unrealized gain (loss)	1.71	3.15	2.42	(4.66)	10.67	0.72
Total From Investment Operations	1.68	3.09	2.44	(4.64)	10.59	0.70
Less Distributions:
Distributions from net investment income	—	(0.01)	(0.01)	—	—	—
Distributions from net realized gain	—	—	(0.63)	(8.58)	(0.14)	—
Total Distributions	—	(0.01)	(0.64)	(8.58)	(0.14)	—
Net Asset Value, End of Period	$28.85	$27.17	$24.09	$22.29	$35.51	$25.06
Total Return[2]	6.18%	12.85%	11.49%	(18.24)%	42.38%	2.87%
Ratios to Average Net Assets:
Net expenses[3]	0.87%[4]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income (loss)	(0.20)%[4]	(0.26)%	0.11%	0.10%	(0.24)%	(0.07)%
Expense waiver/reimbursement[5]	0.13%[4]	0.14%	0.12%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$190,463	$184,233	$182,071	$256,060	$309,117	$283,103
Portfolio turnover[6]	35%	90%	138%	140%	163%	227%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Assets and Liabilities
January 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $14,421,210 of securities loaned and $24,521,647 of investments in affiliated holdings* (identified cost $417,393,801, including $24,521,647 of identified cost in affiliated holdings)	$531,680,735
Income receivable	156,747
Income receivable from affiliated holdings	33,746
Receivable for investments sold	473,818
Receivable for shares sold	284,228
Total Assets	532,629,274
Liabilities:
Payable for investments purchased	470,275
Payable for shares redeemed	330,859
Payable for collateral due to broker for securities lending (Note 2)	14,595,420
Payable for investment adviser fee (Note 5)	9,506
Payable for administrative fee (Note 5)	1,106
Payable for distribution services fee (Note 5)	9,758
Payable for other service fees (Notes 2 and 5)	44,807
Accrued expenses (Note 5)	157,434
Total Liabilities	15,619,165
Net assets for 18,355,071 shares outstanding	$517,010,109
Net Assets Consist of:
Paid-in capital	$415,640,663
Total distributable earnings (loss)	101,369,446
Total Net Assets	$517,010,109
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($80,279,842 ÷ 3,005,605 shares outstanding), no par value, unlimited shares authorized	$26.71
Offering price per share (100/94.50 of $26.71)	$28.26
Redemption proceeds per share	$26.71
Class C Shares:
Net asset value per share ($15,486,950 ÷ 741,205 shares outstanding), no par value, unlimited shares authorized	$20.89
Offering price per share	$20.89
Redemption proceeds per share (99.00/100 of $20.89)	$20.68
Institutional Shares:
Net asset value per share ($230,779,955 ÷ 8,006,143 shares outstanding), no par value, unlimited shares authorized	$28.83
Offering price per share	$28.83
Redemption proceeds per share	$28.83
Class R6 Shares:
Net asset value per share ($190,463,362 ÷ 6,602,118 shares outstanding), no par value, unlimited shares authorized	$28.85
Offering price per share	$28.85
Redemption proceeds per share	$28.85

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Statement of Operations
Six Months Ended January 31, 2025 (unaudited)

Investment Income:
Dividends (including $228,495 received from affiliated holdings and net of foreign taxes withheld of $5,855)	$1,616,158
Net income on securities loaned (includes $251,265 earned from affiliated holdings related to cash collateral balances*) (Note 2)	121,672
TOTAL INCOME	1,737,830
Expenses:
Investment adviser fee (Note 5)	2,049,747
Administrative fee (Note 5)	201,297
Custodian fees	21,596
Transfer agent fees (Note 2)	272,268
Directors’/Trustees’ fees (Note 5)	1,620
Auditing fees	16,396
Legal fees	5,511
Portfolio accounting fees	70,602
Distribution services fee (Note 5)	58,051
Other service fees (Notes 2 and 5)	117,954
Share registration costs	36,246
Printing and postage	51,027
Miscellaneous (Note 5)	14,695
TOTAL EXPENSES	2,917,010
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(322,853)
Reimbursement of other operating expenses (Notes 2 and 5)	(150,999)
TOTAL WAIVER AND REIMBURSEMENTS	(473,852)
Net expenses	2,443,158
Net investment income (loss)	(705,328)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(48,308) on sales of investments in affiliated holdings)	22,873,321
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $39,639 on investments in affiliated holdings*)	7,796,234
Net realized and unrealized gain (loss) on investments	30,669,555
Change in net assets resulting from operations	$29,964,227

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2025	Year Ended 7/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(705,328)	$(1,560,194)
Net realized gain (loss)	22,873,321	33,689,166
Net change in unrealized appreciation/depreciation	7,796,234	14,875,580
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,964,227	47,004,552
Distributions to Shareholders:
Institutional Shares	—	(98,426)
Class R6 Shares	—	(90,475)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(188,901)
Share Transactions:
Proceeds from sale of shares	47,397,311	98,871,084
Net asset value of shares issued to shareholders in payment of distributions declared	—	172,821
Cost of shares redeemed	(58,933,354)	(187,063,089)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,536,043)	(88,019,184)
Change in net assets	18,428,184	(41,203,533)
Net Assets:
Beginning of period	498,581,925	539,785,458
End of period	$517,010,109	$498,581,925
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Notes to Financial Statements
January 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
15

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $473,852 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$70,909	$(49,479)
Class C Shares	10,666	—
Institutional Shares	155,593	(101,520)
Class R6 Shares	35,100	—
TOTAL	$272,268	$(150,999)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Financial Statements and Additional Information
16

For the six months ended January 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$98,763
Class C Shares	19,191
TOTAL	$117,954
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$14,421,210	$14,595,420
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
17

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	145,832	$3,776,306	276,546	$6,127,809
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(324,117)	(8,396,372)	(711,809)	(15,770,705)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(178,285)	$(4,620,066)	(435,263)	$(9,642,896)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	31,378	$642,662	95,829	$1,650,769
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(75,007)	(1,497,350)	(341,009)	(5,935,903)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(43,629)	$(854,688)	(245,180)	$(4,285,134)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	821,520	$22,823,523	1,936,507	$45,814,425
Shares issued to shareholders in payment of distributions declared	—	—	3,699	91,019
Shares redeemed	(867,820)	(24,217,066)	(4,624,970)	(105,387,826)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(46,300)	$(1,393,543)	(2,684,764)	$(59,482,382)
	Six Months Ended 1/31/2025		Year Ended 7/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	709,069	$20,154,820	1,878,004	$45,278,081
Shares issued to shareholders in payment of distributions declared	—	—	3,321	81,802
Shares redeemed	(887,701)	(24,822,566)	(2,658,671)	(59,968,655)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(178,632)	$(4,667,746)	(777,346)	$(14,608,772)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(446,846)	$(11,536,043)	(4,142,553)	$(88,019,184)
4. FEDERAL TAX INFORMATION
At January 31, 2025, the cost of investments for federal tax purposes was $417,393,801. The net unrealized appreciation of investments for federal tax purposes was $114,286,934. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $142,162,922 and unrealized depreciation from investments for those securities having an excess of cost over value of $27,875,988.
As of July 31, 2024, the Fund had a capital loss carryforward of $31,551,228 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$31,551,228	$—	$31,551,228
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2024, for federal income tax purposes, a late year ordinary loss of $1,068,906 was deferred to August 1, 2024.
Semi-Annual Financial Statements and Additional Information
18

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2025, the Adviser voluntarily waived $316,073 of its fee and voluntarily reimbursed $150,999 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2025, the Adviser reimbursed $6,780.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$58,051
For the six months ended January 31, 2025, FSC retained $3,769 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2025, FSC retained $496 in sales charges from the sale of Class A Shares. FSC also retained $466 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2025, FSSC received $7,242 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 2.01%, 0.88%
Semi-Annual Financial Statements and Additional Information
19

and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2025, were as follows:
Purchases	$176,928,888
Sales	$188,488,019
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2025, the Fund had no outstanding loans. During the six months ended January 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2025, there were no outstanding loans. During the six months ended January 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information
20

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
21

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes MDT Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	95,072,849.896	2,112,373.429	0	N/A
John B. Fisher	95,169,769.404	2,015,453.921	0	N/A
John G. Carson	95,107,914.853	2,077,308.472	0	N/A
G. Thomas Hough	95,391,309.917	1,793,913.408	0	N/A
Karen L. Larrimer	95,518,982.203	1,666,241.122	0	N/A
Max F. Miller	95,370,464.466	1,814,758.859	0	N/A
Frank J. Nasta	95,089,526.445	2,095,696.880	0	N/A
Thomas M. O’Neill	95,074,994.090	2,110,229.235	0	N/A
Madelyn A. Reilly	95,492,912.714	1,692,310.611	0	N/A
John S. Walsh	95,030,228.866	2,154,994.459	0	N/A
Semi-Annual Financial Statements and Additional Information
22

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Small Cap Growth Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
23

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information
24

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the five-year period, and was above the Performance Peer Group median for the one-year and three-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Financial Statements and Additional Information
25

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
26

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Small Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
36367 (3/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT All Cap Core Fund: Not Applicable.

Federated Hermes MDT Balanced Fund: Not Applicable.

Federated Hermes MDT Large Cap Growth Fund: Not Applicable.

Federated Hermes MDT Small Cap Core Fund: Not Applicable.

Federated Hermes MDT Small Cap Growth Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT All Cap Core Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes MDT Balanced Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes MDT Small Cap Growth Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT All Cap Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Balanced Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT All Cap Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Balanced Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes MDT Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  March 25, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  March 25, 2025